UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08922
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                   Mutual of America Institutional Funds, Inc.
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               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
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               (Address of principal executive offices) (Zip code)

                                  John R. Greed
                          Executive Vice President and
                                   Treasurer
                    Mutual of America Life Insurance Company
                                320 Park Avenue
                               New York, NY 10022
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                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 (212) 224-1600
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Quarterly Schedules of Investments follow:

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
BASIC MATERIALS (1.9%)
Air Products & Chemicals, Inc.                              733           46,392
Alcoa, Inc.                                               2,806           85,274
Allegheny Technologies, Inc.                                288            6,944
Ball Corp.                                                  354           14,684
Bemis Co.                                                   345           10,736
Dow Chemical Co.                                          3,071          153,089
Du Pont (E.I.) de Nemours & Co.                           3,210          164,480
Eastman Chemical Co.                                        251           14,809
Ecolab, Inc.                                                711           23,499
Engelhard Corp.                                             393           11,802
Freeport-McMoran Copper Cl B                                576           22,815
Georgia-Pacific (Timber Group)                              837           29,705
Great Lakes Chemical Corp.                                  166            5,332
Hercules, Inc.*                                             361            5,227
International Paper Co.                                   1,579           58,091
Intl. Flavors & Fragrances                                  285           11,258
Louisiana-Pacific Corp.                                     357            8,975
MeadWestvaco Corp.                                          653           20,778
Monsanto Co.                                                857           55,277
Newmont Mining Corp. Holding Co.                          1,429           60,375
Nucor Corp.                                                 514           29,586
PPG Industries, Inc.                                        558           39,908
Pactiv Corp.*                                               478           11,161
Phelps Dodge Corp.                                          310           31,570
Praxair, Inc.                                             1,039           49,727
Rohm & Haas Co.                                             626           30,048
Sealed Air Corp.*                                           269           13,972
Sigma-Aldrich Corp.                                         222           13,598
Temple-Inland, Inc.                                         184           13,349
United States Steel Group                                   368           18,713
Vulcan Materials Co.                                        331           18,811
Weyerhaeuser Co.                                            782           53,567
                                                                      ----------
                                                                       1,133,552
                                                                      ----------
CONSUMER, CYCLICAL (6.6%)
eBay, Inc.*                                               3,897          145,202
AutoZone, Inc.*                                             218           18,683
Autonation, Inc*                                            727           13,769
Bed Bath & Beyond, Inc.*                                    974           35,590
Best Buy Co., Inc.                                          961           51,904
Big Lots, Inc.*                                             363            4,363
Black & Decker Corp.                                        258           20,379
Brunswick Corp.                                             312           14,617
Carnival Corp.                                            1,696           87,870
Centex Corp.                                                408           23,366
Circuit City Group, Inc.                                    616            9,887
Clear Channel Communications                              1,697           58,496
Coach, Inc.*                                                616           34,884
Comcast Corp. Cl A*                                       7,123          240,615
Cooper Tire & Rubber Co.                                    226            4,149
Dana Corp.                                                  484            6,190
Darden Restaurants, Inc.                                    476           14,604
Delphi Corporation                                        1,807            8,095
Dillard's, Inc. Cl A                                        227            6,106
Disney (Walt) Co.                                         6,593          189,417

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Dollar General Corp.                                        971           21,275
Dow Jones & Co., Inc.                                       227            8,483
Eastman Kodak Co.                                           923           30,044
Family Dollar Stores, Inc.                                  540           16,394
Federated Department Stores                                 545           34,684
Ford Motor Co.                                            5,896           66,802
Fortune Brands, Inc.                                        467           37,654
Gannett Co., Inc.                                           809           63,976
Gap, Inc.                                                 2,371           51,783
General Motors Corp.                                      1,819           53,460
Genuine Parts Co.                                           563           24,485
Goodyear Tire & Rubber Co.*                                 566            7,556
Harley-Davidson, Inc.                                       940           54,294
Harrah's Entertainment, Inc.                                367           23,701
Hasbro, Inc.                                                537           10,982
Hilton Hotels Corp.                                       1,239           27,692
Home Depot, Inc.                                          7,071          270,395
International Game Technology                             1,111           29,619
Interpublic Group of Cos., Inc.                           1,362           16,725
Johnson Controls, Inc.                                      616           34,348
Jones Apparel Group, Inc.                                   394           13,195
KB Home                                                     134           15,740
Knight-Ridder, Inc.                                         243           16,342
Kohl's Corp.*                                             1,050           54,212
Leggett & Platt                                             615           17,761
Limited Brands, Inc.                                      1,230           29,889
Liz Claiborne, Inc.                                         350           14,046
Lowe's Companies, Inc.                                    2,488          142,040
Marriott International, Inc.                                647           43,258
Mattel, Inc.                                              1,342           28,652
May Department Stores Co.                                   940           34,799
Maytag Corp.                                                256            3,576
McDonald's Corp.                                          4,096          127,549
McGraw-Hill Cos., Inc.                                      613           53,484
Meredith Corp.                                              146            6,826
NIKE, Inc. Cl B                                             740           61,649
New York Times Co. Cl A                                     469           17,156
Newell Rubbermaid, Inc.                                     885           19,417
News Corp, Inc.                                           9,279          157,001
Nordstrom, Inc.                                             406           22,484
Office Depot, Inc.*                                       1,007           22,335
OfficeMax, Inc.                                             301           10,084
Omnicom Group, Inc.                                         600           53,112
Penney (J.C.) Co., Inc.                                     920           47,766
Pulte Homes, Inc.                                           382           28,127
RadioShack Corp.                                            510           12,495
Reebok International, Ltd.                                  180            7,974
Sherwin-Williams Co.                                        408           17,948
Snap-On, Inc.                                               187            5,945
Stanley Works                                               242           10,955
Staples, Inc.                                             1,595           50,131
Starbucks Corp.*                                          1,287           66,486
Starwood Hotels & Resorts                                   684           41,061
TJX Companies, Inc.                                       1,552           38,226
Target Corp.                                              2,883          144,208
Tiffany & Co.                                               469           16,190
Time Warner Inc.*                                        14,799          259,722
Toys R Us, Inc.*                                            692           17,826
Tribune Co.                                                 960           38,275
Univision Communications, Inc.                              940           26,029

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
V F Corp.                                                   322           19,043
Viacom, Inc. Cl B                                         5,490          191,217
Visteon Corp.*                                              417            2,381
Wendy's International, Inc.                                 367           14,328
Whirlpool Corp.                                             215           14,562
Yum! Brands, Inc.                                           938           48,598
                                                                      ----------
                                                                       3,956,638
                                                                      ----------
CONSUMER, NON-CYCLICAL (6.0%)
Alberto-Culver Co. Cl A                                     273           13,066
Albertson's, Inc.                                         1,185           24,470
Altria Group, Inc.                                        6,661          435,563
Anheuser-Busch Cos., Inc.                                 2,502          118,570
Archer-Daniels-Midland Co.                                2,007           49,332
Avon Products, Inc.                                       1,518           65,183
Brown-Forman Corp. Cl B                                     290           15,878
CVS Corp.                                                 1,288           67,775
Campbell Soup Co.                                         1,049           30,442
Clorox Co.                                                  494           31,117
Coca-Cola Co.                                             7,295          303,983
Coca-Cola Enterprises, Inc.                               1,136           23,311
Colgate-Palmolive Co.                                     1,692           88,272
ConAgra Foods, Inc.                                       1,660           44,853
Costco Wholesale Corp.                                    1,521           67,198
General Mills, Inc.                                       1,176           57,800
Gillette Co.                                              3,192          161,132
Heinz (H.J.) Co.                                          1,127           41,519
Hershey Food Corp.                                          704           42,564
Kellogg Co.                                               1,130           48,895
Kimberly Clark Corp.                                      1,550          101,882
Kroger Co.*                                               2,358           37,799
McCormick & Co., Inc.                                       437           15,046
Molson Coors Brewing Co.                                    259           19,987
Pepsi Bottling Group, Inc.                                  637           17,740
PepsiCo, Inc.                                             5,404          286,574
Proctor & Gamble Co.                                      8,123          430,519
RJ Reynolds Tobacco Holdings                                375           30,221
Safeway, Inc.*                                            1,441           26,702
Sara Lee Corp.                                            2,542           56,331
Supervalu, Inc.                                             435           14,507
Sysco Corp.                                               2,051           73,426
UST, Inc.                                                   532           27,504
Wal-Mart Stores, Inc.                                    10,909          546,650
Walgreen Co.                                              3,289          146,097
Wrigley (Wm.) Jr. Co.                                       630           41,309
                                                                      ----------
                                                                       3,603,217
                                                                      ----------
ENERGY (5.1%)
Amerada Hess Corp.                                          274           26,362
Anadarko Petroleum Corp.                                    763           58,064
Apache Corp.                                              1,051           64,353
Ashland, Inc.                                               214           14,439
BJ Services Co.                                             523           27,133
Baker Hughes, Inc.                                        1,089           48,450
Burlington Resources, Inc.                                1,246           62,387
ChevronTexaco Corp.                                       6,776          395,109
ConocoPhillips                                            2,241          241,669
Devon Energy Corp.                                        1,544           73,726

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
ENERGY (Cont'd.)
EOG Resources, Inc.                                         770           37,530
El Paso Corp.                                             2,071           21,911
Exxon Mobil Corp.                                        20,561        1,225,436
Halliburton Co.                                           1,624           70,238
Kerr-McGee Corp.                                            526           41,202
Kinder Morgan, Inc.                                         354           26,798
Marathon Oil Corp.                                        1,117           52,410
Nabors Industries, Ltd.*                                    456           26,968
National-Oilwell, Inc.*                                     540           25,218
Noble Corporation*                                          437           24,564
Occidental Petroleum Corp.                                1,279           91,026
Rowan Cos., Inc.                                            345           10,326
Schlumberger, Ltd.                                        1,899          133,842
Sunoco, Inc.                                                223           23,085
Transocean, Inc.*                                         1,034           53,210
Unocal Corp.                                                871           53,732
Valero Energy Corp.                                         826           60,521
Williams Cos., Inc.                                       1,836           34,535
XTO Energy, Inc.                                          1,120           36,781
                                                                      ----------
                                                                       3,061,025
                                                                      ----------

FINANCIAL (11.7%)
Ace, Ltd.*                                                  915           37,762
Aflac, Inc.                                               1,616           60,212
Allstate Corp.                                            2,187          118,229
AmSouth Bancorporation                                    1,143           29,661
Ambac Financial Group, Inc.                                 350           26,163
American Express Co.                                      3,778          194,076
American Int'l. Group, Inc.                               8,387          464,724
Aon Corp.                                                 1,019           23,274
Apartment Investment & Mgmt.Co                              308           11,458
Archstone-Smith Trust                                       643           21,933
BB & T Corp.                                              1,766           69,015
Bank of America Corp.                                    13,053          575,637
Bank of New York Co., Inc.                                2,507           72,828
Bear Stearns Cos., Inc.                                     365           36,464
CIT Group Hldgs., Inc.                                      679           25,802
Capital One Financial Corp.                                 796           59,517
Charles Schwab Corp.                                      3,697           38,855
Chubb Corp.                                                 617           48,910
Cincinnati Financial Corp.                                  512           22,328
Citigroup, Inc.                                          16,826          756,160
Comerica, Inc.                                              548           30,184
Compass Bancshares, Inc.                                    398           18,069
Countrywide Financial Corp.                               1,869           60,668
E*Trade Financial Corp.*                                  1,193           14,316
Equity Office Properties                                  1,298           39,109
Equity Residential                                          911           29,343
Fannie Mae                                                3,117          169,721
Federated Investors, Inc.                                   306            8,663
Fifth Third Bancorp                                       1,675           71,991
First Tennessee Natl. Corp.                                 396           16,153
Franklin Resources, Inc.                                    637           43,730
Freddie Mac                                               2,215          139,988
Golden West Financial Corp.                                 909           54,995
Goldman Sachs Group, Inc.                                 1,442          158,606
Hartford Financial Svc. Gp., Inc.                           952           65,269
Huntington Bancshares, Inc.                                 747           17,853
J.P. Morgan Chase & Co.                                  11,443          395,928
Janus Capital Group                                         761           10,616

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Jefferson-Pilot Corp.                                       440           21,582
KeyCorp                                                   1,308           42,445
Lehman Brothers Holdings, Inc.                              889           83,708
Lincoln National Corp.                                      561           25,324
Loews Corp.                                                 514           37,800
M & T Bank Corp.                                            317           32,353
MBIA, Inc.                                                  453           23,683
MBNA Corp.                                                4,114          100,999
MGIC Investment Corp.                                       312           19,241
Marsh & McLennan Cos., Inc.                               1,703           51,805
Marshall & Ilsley Corp.                                     669           27,931
Mellon Financial Corp.                                    1,365           38,957
Merrill Lynch & Co., Inc.                                 2,997          169,630
MetLife, Inc.                                             2,360           92,276
Moody's Corp.                                               442           35,740
Morgan Stanley                                            3,583          205,127
National City Corp.                                       1,913           64,086
North Fork Bancorp, Inc.                                  1,516           42,054
Northern Trust Corp.                                        655           28,453
PNC Financial Services Group                                910           46,847
Plum Creek Timber Co.                                       592           21,134
Principal Financial Group, Inc.                             965           37,143
Progressive Corp. of Ohio                                   645           59,185
Prologis Trust                                              592           21,963
Providian Financial Corp.*                                  944           16,199
Prudential Financial, Inc.                                1,687           96,834
Regions Financial Corp.                                   1,496           48,470
Sears Holding Corp.*                                        507           67,517
SLM Corporation                                           1,384           68,979
Safeco Corp.                                                410           19,971
Simon Property Group                                        712           43,133
Sovereign Bancorp, Inc.                                   1,207           26,747
St. Paul Travelers Cos., Inc.                             2,156           79,190
State Street Corp.                                        1,074           46,955
Suntrust Banks, Inc.                                      1,092           78,700
Synovus Financial Corp.                                   1,001           27,888
T. Rowe Price Group, Inc.                                   399           23,693
Torchmark Corp.                                             348           18,166
UNUM Provident Corp.                                        958           16,305
US Bancorp                                                5,968          171,998
Wachovia Corp.                                            5,105          259,896
Washington Mutual, Inc.                                   2,812          111,074
Wells Fargo & Company                                     5,460          326,508
XL Capital Limited*                                         448           32,422
Zions Bancorporation                                        289           19,947
                                                                      ----------
                                                                       6,968,268
                                                                      ----------
HEALTHCARE (7.6%)
Abbott Laboratories                                       5,020          234,032
Aetna, Inc.                                                 948           71,053
Allergan, Inc.                                              424           29,455
Amerisource Bergen Corp.                                    358           20,510
Amgen, Inc.*                                              4,034          234,819
Applera Corp.-Applied Biosys                                632           12,476
Bard (C.R.), Inc.                                           337           22,943
Bausch & Lomb, Inc.                                         173           12,681

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Baxter International, Inc.                                1,995           67,790
Becton Dickinson & Co.                                      814           47,554
Biogen Idec, Inc.*                                        1,074           37,064
Biomet, Inc.                                                814           29,548
Boston Scientific Corp.*                                  2,447           71,673
Bristol-Myers Squibb Co.                                  6,292          160,194
CIGNA Corp.                                                 424           37,863
Cardinal Health, Inc.                                     1,396           77,897
Caremark Rx, Inc.*                                        1,472           58,556
Chiron Corp.*                                               475           16,654
Express Scripts, Inc.*                                      245           21,362
Forest Laboratories, Inc.*                                1,131           41,790
Genzyme Corp. (Genl. Div)*                                  798           45,678
Gilead Sciences, Inc.*                                    1,394           49,905
Guidant Corp.                                             1,039           76,782
HCA, Inc.                                                 1,326           71,034
Health Management Associates                                786           20,577
Hospira, Inc.*                                              503           16,232
Humana, Inc.*                                               518           16,545
IMS Health, Inc.                                            747           18,219
Johnson & Johnson                                         9,575          643,057
King Pharmaceuticals, Inc.*                                 778            6,465
Laboratory Corp. of America*                                435           20,967
Lilly (Eli) & Co.                                         3,647          190,009
Manor Care, Inc.                                            278           10,108
McKesson Corp.                                              951           35,900
Medco Health Solutions*                                     887           43,969
Medimmune, Inc.*                                            801           19,072
Medtronic, Inc.                                           3,895          198,450
Merck & Co., Inc.                                         7,110          230,151
Millipore Corp.*                                            160            6,944
Mylan Laboratories, Inc.                                    867           15,363
PerkinElmer, Inc.                                           417            8,603
Pfizer, Inc.                                             24,024          631,110
Quest Diagnostics, Inc.                                     294           30,908
Schering-Plough Corp.                                     4,749           86,194
St. Jude Medical, Inc.*                                   1,162           41,832
Stryker Corp.                                             1,207           53,844
Tenet Healthcare Corp.*                                   1,508           17,387
Thermo Electron Corp.*                                      515           13,024
UnitedHealth Group, Inc.                                  2,066          197,055
Waters Corp.*                                               389           13,922
Watson Pharmaceuticals, Inc.*                               353           10,848
WellPoint, Inc.*                                            982          123,094
Wyeth                                                     4,302          181,458
Zimmer Holdings, Inc.*                                      794           61,781
                                                                      ----------
                                                                       4,512,401
                                                                      ----------
INDUSTRIAL (7.0%)
3M Company                                                2,487          213,111
Allied Waste Industries, Inc.*                              874            6,389
American Power Conversion                                   579           15,118
American Standard Cos., Inc.                                580           26,958
Apollo Group, Inc. Cl A*                                    534           39,548
Avery Dennison Corp.                                        327           20,251
Block (H. & R.), Inc.                                       532           26,909
Boeing Co.                                                2,680          156,673
Burlington Northern Santa Fe                              1,218           65,687
CSX Corp.                                                   694           28,905
Caterpillar, Inc.                                         1,104          100,950

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Cendant Corp.                                             3,398           69,795
Cintas Corp.                                                481           19,870
Cooper Industries, Ltd.*                                    298           21,313
Cummins, Inc.                                               138            9,708
Danaher Corp.                                               886           47,321
Deere & Co.                                                 795           53,368
Delta Air Lines, Inc.*                                      450            1,823
Donnelley (R.R.) & Sons Co.                                 694           21,944
Dover Corp.                                                 656           24,790
Eaton Corp.                                                 492           32,177
Emerson Electric Co.                                      1,350           87,656
Equifax, Inc.                                               435           13,350
FedEx Corp.                                                 970           91,132
Fisher Scientific Intl.*                                    378           21,516
Fluor Corp.                                                 275           15,243
General Dynamics Corp.                                      644           68,940
General Electric Co.                                     34,130        1,230,712
Goodrich Corporation                                        387           14,818
Grainger (W.W.), Inc.                                       269           16,751
Honeywell International, Inc.                             2,740          101,955
ITT Industries, Inc.                                        297           26,801
Illinois Tool Works, Inc.                                   885           79,234
Ingersoll Rand Co.*                                         558           44,445
L-3 Communications Hldgs., Inc.                             371           26,348
Lockheed Martin Corp.                                     1,293           78,951
Masco Corp.                                               1,443           50,029
Monster Worldwide, Inc.*                                    389           10,911
Navistar International Corp.*                               212            7,717
Norfolk Southern Corp.                                    1,289           47,757
Northrop Grumman Corp.                                    1,160           62,617
PACCAR, Inc.                                                559           40,466
Pall Corp.                                                  399           10,821
Parker Hannifin Corp.                                       387           23,576
Pitney Bowes, Inc.                                          743           33,524
Raytheon Co,                                              1,459           56,463
Robert Half Intl., Inc.                                     518           13,965
Rockwell Automation, Inc.                                   563           31,888
Rockwell Collins                                            574           27,317
Ryder System, Inc.                                          206            8,590
Southwest Airlines Co.                                    2,372           33,777
Textron, Inc.                                               435           32,460
Tyco International, Ltd.                                  6,483          219,125
Union Pacific Corp.                                         840           58,548
United Parcel Service Cl B                                3,604          262,155
United Technologies Corp.                                 1,649          167,637
Waste Management, Inc.                                    1,831           52,824
                                                                      ----------
                                                                       4,172,627
                                                                      ----------
TECHNOLOGY (8.8%)
ADC Telecommunications, Inc.*                             2,611            5,196
Adobe Systems, Inc.                                         784           52,661
Advanced Micro Devices, Inc.*                             1,269           20,456
Affiliated Computer Svcs.*                                  408           21,722
Agilent Technologies, Inc.*                               1,392           30,902
Altera Corp.*                                             1,199           23,716
Analog Devices, Inc.                                      1,200           43,368

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Andrew Corp.*                                               518            6,066
Apple Computer, Inc.*                                     2,631          109,634
Applied Materials, Inc.                                   5,370           87,263
Applied Micro Circuits Corp.*                               992            3,264
Autodesk, Inc.*                                             739           21,993
Automatic Data Processing, Inc.                           1,878           84,416
Avaya, Inc.*                                              1,546           18,057
BMC Software, Inc.*                                         713           10,695
Broadcom Corp. Cl A*                                        937           28,035
Ciena Corp.*                                              1,843            3,170
Cisco Systems, Inc.*                                     20,814          372,362
Citrix Systems, Inc.*                                       546           13,006
Computer Associates Intl., Inc.                           1,714           46,449
Computer Sciences Corp.*                                    615           28,198
Compuware Corp.*                                          1,247            8,978
Comverse Technology, Inc.*                                  636           16,040
Convergys Corp.*                                            458            6,838
Corning, Inc.*                                            4,539           50,519
Dell, Inc.*                                               7,918          304,210
EMC Corp.*                                                7,746           95,431
Electronic Arts, Inc.*                                      992           51,366
Electronic Data Systems Corp.                             1,667           34,457
First Data Corp.                                          2,582          101,498
Fiserv, Inc.*                                               622           24,756
Freescale Semiconductor Cl A*                             1,293           22,304
Gateway, Inc.*                                              963            3,871
Hewlett-Packard Co.                                       9,324          204,569
Intel Corp.                                              20,051          465,785
Intl. Business Machines Corp.                             5,257          480,385
Intuit, Inc.*                                               597           26,131
JDS Uniphase Corp.*                                       4,652            7,769
Jabil Circuit, Inc.*                                        591           16,855
KLA Tencor Corp.                                            633           29,124
LSI Logic Corp.*                                          1,239            6,926
Lexmark Int'l, Inc.*                                        408           32,628
Linear Technology Corp.                                     989           37,889
Lucent Technologies*                                     14,268           39,237
Maxim Integrated Products, Inc.                           1,052           42,995
Mercury Interactive Corp.*                                  272           12,887
Micron Technology, Inc.*                                  1,977           20,442
Microsoft Corp.                                          32,582          787,513
Molex Inc., Cl A                                            540           14,234
Motorola, Inc.                                            7,895          118,188
NCR Corp.*                                                  600           20,244
NVIDIA Corporation*                                         535           12,712
National Semiconductor Corp.                              1,144           23,578
Network Appliance, Inc.*                                  1,179           32,611
Novell, Inc.*                                             1,220            7,271
Novellus Systems, Inc.*                                     450           12,029
Oracle Corp.*                                            14,469          180,573
PMC Sierra, Inc.*                                           579            5,095
Parametric Technology Corp.*                                871            4,869
Paychex, Inc.                                             1,145           37,579
QLogic Corp.*                                               296           11,988
Qualcomm, Inc.*                                           5,300          194,245
Sabre Group Holdings, Inc.                                  424            9,277
Sanmina Corp.*                                            1,685            8,796
Scientific-Atlanta, Inc.                                    490           13,828
Siebel Systems, Inc.*                                     1,658           15,138

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                          Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Solectron Corp.*                                          3,127           10,851
Sun Microsystems, Inc.*                                  10,877           43,943
Sungard Data Sys. Inc.*                                     930           32,085
Symantec Corp.*                                           2,285           48,739
Symbol Technologies, Inc.                                   781           11,317
Tektronix, Inc.                                             288            7,065
Tellabs, Inc.*                                            1,488           10,862
Teradyne, Inc.*                                             625            9,125
Texas Instruments, Inc.                                   5,543          141,291
Unisys Corp.*                                             1,086            7,667
Veritas Software Corp.*                                   1,359           31,556
Xerox Corp.*                                              3,083           46,707
Xilinx, Inc.                                              1,122           32,796
Yahoo!, Inc.*                                             4,199          142,346
                                                                      ----------
                                                                       5,260,637
                                                                      ----------
TELECOMMUNICATIONS (1.8%)
AT&T Corp.                                                2,577           48,319
Alltel Corp.                                                974           53,424
BellSouth Corp.                                           5,898          155,058
CenturyTel, Inc.                                            433           14,220
Citizens Communications Co.                               1,080           13,975
Nextel Communications, Inc.*                              3,628          103,108
Qwest Communications Intl.*                               5,382           19,913
SBC Communications, Inc.                                 10,637          251,991
Sprint Corp. (FON Gp.)                                    4,759          108,267
Verizon Communications                                    8,919          316,625
                                                                      ----------
                                                                       1,084,900
                                                                      ----------
UTILITIES (1.9%)
AES Corp.*                                                2,089           34,218
Allegheny Energy, Inc.*                                     443            9,152
Ameren Corp.                                                629           30,827
American Electric Power, Inc.                             1,234           42,030
CINergy Corp.                                               616           24,960
CMS Energy Corp.*                                           689            8,985
Calpine Corp.*                                            1,720            4,816
Centerpoint Energy, Inc.                                    932           11,212
Consolidated Edison, Inc.                                   781           32,943
Constellation Energy Group                                  569           29,417
DTE Energy Co.                                              560           25,469
Dominion Resources, Inc.                                  1,097           81,650
Duke Energy Corp.                                         3,020           84,590
Dynergy, Inc.*                                            1,066            4,168
Edison International                                      1,049           36,421
Entergy Corp.                                               686           48,473
Exelon Corp.                                              2,141           98,250
FPL Group, Inc.                                           1,260           50,589
FirstEnergy Corp.                                         1,062           44,551
Keyspan Corporation                                         518           20,186
NiSource, Inc.                                              873           19,896
Nicor, Inc.                                                 142            5,267
PG & E Corp.                                              1,162           39,624
PPL Corporation                                             609           32,880
Peoples Energy Corp.                                        122            5,114
Pinnacle West Capital Corp.                                 295           12,540
Progress Energy, Inc.                                       796           33,392
Public Svc. Enterprise Group                                768           41,772
Sempra Energy                                               766           30,517
Southern Co.                                              2,392           76,137
TXU Corp.                                                   774           61,634
Teco Energy, Inc.                                           665           10,427
Xcel Energy, Inc.                                         1,291           22,179
                                                                      ----------
                                                                       1,114,286
                                                                      ----------

TOTAL INDEXED ASSETS-COMMON STOCKS
  (Cost: $33,915,091) 58.4%                                           34,867,551
                                                                      ----------

-----------
*     Non income producing security.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                      Face
INDEXED ASSETS:                                             Rate(%)           Maturity              Amount($)              Value($)
                                                            -------           --------              ---------             ----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (a)                                       2.55             04/28/05                200,000                199,617
                                                                                                                          ----------

COMMERCIAL PAPER (2.1%)
New York Times Co.                                           2.81             04/01/05              1,229,000             11,229,000
                                                                                                                          ----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,428,617) 2.4%                                                                   1,428,617
                                                                                                                          ----------

TOTAL INDEXED ASSETS (Cost: $35,343,708) 60.8%                                                                            36,296,168
                                                                                                                          ----------

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------
FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2005:

                                                                             Expiration          Underlying Face         Unrealized
                                                                                Date             Amount at Value         Gain(Loss)
                                                                             ----------          ---------------         ----------
Purchased
5 S&P 500 Stock Index Futures Contracts                                       June 2005            $1,479,875            $  (16,688)
                                                                                                   ==========            ==========

Face value of futures purchased and oustanding as a percentage of total investments in securities: 2.5%

ACTIVE ASSETS:                                           Shares         Value($)
                                                         ------         --------
BASIC MATERIALS (1.8%)
A. Schulman, Inc.                                         2,993           52,138
Allegheny Technologies, Inc.                              1,532           36,937
Cleveland-Cliffs, Inc.                                      560           40,807
Coeur D'Alene Mines Corp.*                                6,526           23,950
Commercial Metals Co.                                     1,220           41,346
Cytec Industries, Inc.                                    1,633           88,590
Du Pont (E.I.) de Nemours & Co.                           4,050          207,522
FMC Corp.*                                                1,453           77,663
Georgia Gulf Corp.                                        2,562          117,801
Graftech International, Ltd.*                             5,696           32,410
Lone Star Technologies, Inc.*                             1,365           53,822
Longview Fibre Co.                                        3,416           64,084
Lubrizol Corp.                                            1,581           64,252
Matthews Intl. Corp. Cl A                                   688           22,539
PPG Industries, Inc.                                      1,900          135,888
The Mosaic Co.*                                           1,197           20,421
                                                                      ----------
                                                                       1,080,170
                                                                      ----------
CONSUMER, CYCLICAL (4.8%)
eBay, Inc.*                                               6,600          245,916
Aaron Rents, Inc.                                         4,063           81,260
American Eagle Outfitters                                 1,538           45,448
Boyd Gaming Corp.                                         1,556           81,145
Buffalo Wild Wings, Inc.*                                 1,940           73,390
CNET Networks, Inc.*                                      2,170           20,485
Cache, Inc.*                                              1,897           25,704
Catalina Marketing Corp.                                    772           19,995
Celebrate Express, Inc.*                                  2,622           51,365
Crown Holdings, Inc.*                                    15,485          240,947
Deckers Outdoor Corp.*                                      829           29,628
Dick's Sporting Goods, Inc.*                              1,684           61,853
Fossil, Inc.*                                             1,633           42,336
Genuine Parts Co.                                         3,920          170,481
Guitar Center, Inc.*                                      1,482           81,258
Harman Intl. Industries, Inc.                             1,000           88,460
Harris Interactive*                                       2,370           10,926
Hibbett Sporting Goods, Inc.*                             2,050           61,582
Jacuzzi Brands, Inc.*                                    11,125          108,580
Lithia Motors, Inc. Cl A                                    910           23,305

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

ACTIVE ASSETS:                                           Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Liz Claiborne, Inc.                                       2,000           80,260
Modine Manufacturing Co.                                  1,520           44,582
Monaco Coach Corp.                                        1,010           16,312
News Corp., Inc.                                          6,800          115,056
P.F. Changs China Bistro, Inc.*                           1,276           76,305
Petco Animal Supplies, Inc.*                              1,712           63,019
Pinnacle Entertainment, Inc.*                             2,135           35,655
Proquest Company*                                           727           26,281
Quiksilver, Inc.*                                         2,175           63,140
Red Robin Gourmet Burgers*                                  830           42,255
Regent Communications, Inc.*                              3,330           17,816
Sharper Image Corp*                                         790           13,122
Shopko Stores, Inc.*                                      4,290           95,324
Staples, Inc.                                             7,600          238,868
Sunterra Corporation*                                     5,234           78,929
The Steak N Shake Company*                                3,197           61,862
The Warnaco Group, Inc.*                                  2,722           65,437
Thor Industries, Inc.                                       733           21,924
Time Warner, Inc.*                                        3,300           57,915
Wolverine World Wide, Inc.                                2,641           56,597
                                                                      ----------
                                                                       2,834,723
                                                                      ----------
CONSUMER, NON-CYCLICAL (1.4%)
Alberto-Culver Co. Cl A                                   1,100           52,646
Alkermes, Inc.*                                           1,760           18,269
Chiquita Brands Intl., Inc.                               3,560           95,337
ConAgra Foods, Inc.                                       5,200          140,504
Conmed Corp.*                                               874           26,325
Longs Drug Stores Corp.                                   2,812           96,227
MGI Pharma, Inc.*                                         3,420           86,423
Medicines Company*                                          865           19,601
Phase Forward, Inc.*                                      3,909           25,526
Serologicals Corp.*                                       2,364           57,776
Walgreen Co.                                              2,180           96,836
Walter Industries, Inc.                                   3,279          139,521
                                                                      ----------
                                                                         854,991
                                                                      ----------
ENERGY (2.0%)
Anadarko Petroleum Corp.                                    600           45,660
Brigham Exploration Company*                                320            2,954
ChevronTexaco Corp.                                       1,550           90,381
Denbury Resources, Inc.*                                  1,918           67,571
Exxon Mobil Corp.                                           880           52,448
Forest Oil Corp.*                                           460           18,630
Frontier Oil Crop                                         1,779           64,507
Grey Wolf, Inc.*                                          4,176           27,478
Houston Exploration *                                     1,000           56,950
Marathon Oil Corp.                                        1,500           70,380
NS Group, Inc.*                                           2,140           67,217
Occidental Petroleum Corp.                                1,400           99,638
Plains Exploration & Prod. Co.                            1,787           62,366
Range Resources Corp.                                     6,417          149,901
Schlumberger, Ltd.                                          800           56,384
Southern Union Co.*                                       3,335           83,742
Stone Energy Corp.*                                         740           35,942
Tesoro Petroleum Corp.*                                     830           30,727
Unisource Energy Corp.                                    2,600           80,522
                                                                      ----------
                                                                       1,163,398
                                                                      ----------

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

ACTIVE ASSETS:                                           Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
FINANCIAL (8.0%)
Alabama National Bancorp                                  1,138           70,431
American Express Co.                                      3,625          186,216
American Home Mortgage Inv                                  255            7,303
American Int'l. Group, Inc.                               2,400          132,984
Amli Residential Properties                               1,940           53,137
Argonaut Group, Inc.*                                     1,106           23,469
Assured Guaranty Co.*                                     3,917           70,310
Bank Mutual Corp.                                         3,587           42,398
Bank of America Corp.                                     5,440          239,904
BankAtlantic Bancorp, Inc. Cl A                           4,925           85,695
Banner Corporation                                        1,465           39,511
Bear Stearns Cos., Inc.                                   1,100          109,890
Brookline Bankcorp                                        5,113           76,184
Capital Automotive REIT                                   1,962           64,981
Capital One Financial Corp.                                 400           29,908
Carramerica Realty Corp                                   1,176           37,103
Charles Schwab Corp.                                     28,000          294,280
Choice Hotels Intl., Inc.                                   646           40,020
Citigroup, Inc.                                           9,300          417,942
Columbia Banking System                                   1,400           33,250
Comerica, Inc.                                              840           46,267
Conseco, Inc.*                                            2,296           46,884
Direct General Corp.                                        976           20,047
ECC Capital Corp.*                                        3,870           23,220
Equity Inns. Inc.                                         6,911           76,228
Equity One, Inc.                                          1,290           26,561
FNB Corp.                                                 1,272           24,359
First Financial Holdings, Inc.                              510           14,168
First Niagara Financial Grp                               5,257           69,445
First State Banck Corporation                             2,658           45,120
Franklin Resources, Inc.                                    850           58,353
Gladstone Capital Corp.                                     510           10,822
Glimcher Realty Trust                                       390            9,243
Golden West Financial Corp.                               1,400           84,700
Hartford Financial Svc. Gp., Inc.                           800           54,848
Highwoods Properties, Inc.                                2,408           64,583
J.P. Morgan Chase & Co.                                   1,220           42,212
KNBT Bancorp, Inc.                                        3,724           56,977
LandAmerica Financial Group                               1,165           58,285
MAF Bancorp                                               1,792           74,440
MBNA Corp.                                               10,000          245,500
Medical Properties of America*                            3,940           40,385
Merrill Lynch & Co., Inc.                                 1,500           84,900
Mid-America Apt. Communities                              1,668           60,882
National Financial Partners                                 778           30,964
New Century Financial Corp.                                 364           17,042
North Fork Bancorp, Inc.                                  3,900          108,186
Pennsylvania REIT                                         1,493           60,198
PrivateBancorp, Inc.                                      2,636           82,797
Provident Financial Services                              4,438           75,890
Providian Financial Corp.*                               13,262          227,576
Santander Bancorp                                         1,705           44,893
Sterling Financial Corp.*                                 2,248           80,254
Stewart Information Services                              1,478           55,455
Sws Group, Inc.                                           2,031           32,557
Texas Capital Bancshares*                                 3,507           73,646
Texas Regional Bancshares                                 2,320           69,854

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

ACTIVE ASSETS:                                           Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
TrustCo Bank Corp. (N.Y.)                                   940           10,801
Vintage Wine Trust, Inc.*                                 6,160           61,599
W Holding Co., Inc.                                       3,371           33,945
Wachovia Corp.                                            2,100          106,910
Wells Fargo & Company                                     2,060          123,187
Zions Bancorporation                                        820           56,595
                                                                      ----------
                                                                       4,745,694
                                                                      ----------
HEALTHCARE (3.3%)
Abbott Laboratories                                       3,900          181,818
Able Laboratories, Inc.*                                  1,664           39,037
Adolor Corporation*                                       1,528           15,158
Advanced Medical Optics Inc.*                             2,192           79,372
Align Technology Inc.*                                    2,841           17,728
Amgen, Inc.*                                              4,000          232,840
Amsurg Corp.*                                               860           21,758
Amylin Pharmaceuticals, Inc.*                             1,270           22,212
Apria Healthcare Group, Inc.*                               745           23,915
Auxilium Pharmaceuticals, Inc.                            3,940           23,561
Bioenvision, Inc.*                                        3,135           18,026
Biogen Idec, Inc.*                                          880           30,369
CV Therapeutics, Inc.*                                    1,701           34,632
Caliper Life Sciences, Inc.*                              6,690           43,151
Centene Corporation*                                      2,806           84,152
Coventry Health Care*                                       280           19,079
Cubist Pharmaceuticals, Inc.*                             2,324           24,681
Dendreon Corp.*                                           2,943           16,039
GTC Biotherapeutics*                                      9,430            9,902
Genesis HealthCare Corp*                                    770           33,025
Immunicon Corp.*                                          4,332           25,515
Inspire Pharmaceuticals, Inc.*                            1,844           15,047
Kensey Nash Corp.*                                          982           26,593
Medtronic, Inc.                                           5,600          285,320
Par Pharmaceutical Cos., Inc.*                              577           19,295
Pfizer, Inc.                                              9,100          239,057
Rigel Pharmaceuticals, Inc.*                              1,055           16,922
Telik, Inc.*                                              2,894           43,642
Transkarayotic Therapies, Inc.                            1,548           38,646
United Surgical Partners, Inc.                              720           32,954
Valeant Pharmaceuticals                                   1,009           22,723
Ventana Medical Systems, Inc.*                            2,064           77,317
VistaCare, Inc. Cl A*                                     1,205           24,510
Wright Medical Group, Inc.*                               2,111           50,664
Wyeth                                                     2,000           84,360
                                                                      ----------
                                                                       1,973,020
                                                                      ----------
INDUSTRIAL (6.0%)
Affymetrix, Inc.*                                         3,900          167,076
Apogee Enterprises, Inc.                                  5,736           81,910
Applied Industrial Tech, Inc.                             1,268           34,490
Audiovox Corp. Cl A*                                      6,990           89,053
Aviall, Inc.*                                               899           25,172
Benchmark Electronics*                                    3,266          103,957
Cal Dive International, Inc.*                             1,179           53,409
Caterpillar, Inc.                                         2,200          201,168
Champion Enterprises, Inc.*                               9,979           93,803
Ciber, Inc.*                                              8,455           61,468

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

ACTIVE ASSETS:                                           Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
Cymer, Inc.*                                              1,120           29,982
Digital River, Inc.*                                      1,139           35,491
Dycom Industries, Inc.*                                   1,941           44,624
ElkCorp                                                   1,500           57,690
Engineered Support Systems                                1,783           95,426
Fisher Scientific Intl.*                                  1,400           79,688
Gardner Denver Machinery*                                 1,735           68,550
General Cable Corp.*                                      9,733          117,477
General Electric Co.                                      6,130          221,048
Grainger (W.W.), Inc.                                     3,450          214,832
Honeywell International, Inc.                             3,100          115,351
Hydril Company*                                             978           57,125
Kennametal, Inc.                                          1,490           70,760
Kerzner International, Ltd.*                                887           54,311
Kirby Corp.*                                              1,787           75,108
Landstar System, Inc.*                                    2,672           87,508
Laureate Education, Inc.*                                 1,742           74,540
MKS Instruments, Inc.*                                    1,254           19,914
Mine Safety Appliances Co.                                1,407           54,507
Molecular Devices Corp.*                                  1,280           24,320
Mykrolis Corp.*                                           4,108           58,744
Noven Pharmaceuticals*                                    1,324           22,455
Optical Communication Product                               143              249
Penn National Gaming, Inc.*                               1,796           52,766
RailAmerica, Inc.*                                        8,994          112,245
Rockwell Automation, Inc.                                 2,500          141,600
Siligan Holdings, Inc.                                    1,921          124,827
Spherion Corp.*                                           5,536           41,465
TTM Technologies*                                         3,960           41,422
Trinity Industries                                        1,508           42,480
Triumph Group, Inc.*                                      1,156           45,015
USEC, Inc.                                                1,060           17,257
UTI Worldwide, Inc.*                                      1,254           87,090
United Parcel Service Cl B                                3,000          218,220
Universal Forest Products                                 1,883           73,155
Us Home Systems, Inc.*                                    2,200           11,440
Woodhead Industries, Inc.                                    70              952
                                                                      ----------
                                                                       3,601,140
                                                                      ----------
TECHNOLOGY (8.6%)
ASE Test Limited*                                         6,014           30,551
Aeroflex, Inc.*                                           2,611           24,361
Affiliated Computer Svcs.*                                1,694           90,189
Angiotech Pharmaceuticals*                                1,291           19,817
Anixter International, Inc.                               1,636           59,141
Applied Materials, Inc.                                  15,000          243,750
Ask Jeeves, Inc.*                                           909           25,525
Avid Technology, Inc.*                                    3,635          196,726
Brocade Communication Sys.*                               3,996           23,656
CACI International*                                         398           21,982
CMG Information Services, Inc.                           11,304           23,173
Callwave, Inc.*                                           1,577            9,304
Cisco Systems, Inc.*                                     15,000          268,350
Cognex Corp                                                 700           17,416
Cognizant Tech Solutions*                                 3,900          180,180
Concord Communications, Inc.*                             2,350           23,782
Credence Systems Corp.*                                   2,451           19,387
Cypress Semiconductor Corp.*                              5,879           74,075
DRS Technologies, Inc.*                                   1,818           77,265
DSP Group, Inc.*                                          1,026           26,430

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

ACTIVE ASSETS:                                           Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Dell, Inc.*                                               7,000          268,940
EMC Corp.*                                               31,140          383,645
Electronic Arts, Inc.*                                    4,700          243,366
Electronics For Imaging, Inc.*                            1,227           21,890
Embarcardero Technologies, Inc.                           5,860           38,617
Exelixis, Inc.*                                           1,970           13,357
F5 Networks, Inc.*                                          458           23,124
Freescale Semiconductor Cl A*                             3,200           55,200
Gartner, Inc.*                                            1,864           17,838
Hyperion Solutions, Corp.*                                1,608           70,929
Infospace.Com, Inc.*                                        471           19,231
Integrated Device Tech., Inc.*                            4,667           56,144
Integrated Silicon Solution*                              3,867           25,909
Interdigital Comm. Corp.*                                 1,080           16,546
Juniper Networks, Inc.*                                  10,500          231,630
KLA Tencor Corp.                                          1,800           82,818
Kronos, Inc.*                                               488           24,942
Lecroy Corp.*                                             2,545           43,596
Linear Technology Corp.                                   7,000          268,170
Lionbridge Technologies, Inc.*                            5,224           29,725
Macrovision Corp.*                                          951           21,673
Maxim Integrated Products, Inc.                           6,300          257,481
Mentor Graphics Corp.*                                    1,975           27,058
Micrel, Inc.*                                             5,455           50,295
Micros Systems, Inc.*                                       624           22,907
Motorola, Inc.                                            3,500           52,395
On Semiconductor*                                         8,434           33,314
PalmSource, Inc.*                                         2,155           19,481
Parametric Technology Corp.*                             11,453           64,022
Perot Systems Corp. Cl A*                                 1,360           18,278
Powerwave Technologies, Inc.*                             4,052           31,362
Qualcomm, Inc.*                                           6,000          219,900
RF Micro Devices*                                         4,093           21,365
RSA Security, Inc.*                                       1,030           16,326
RealNetworks, Inc.*                                       3,137           18,132
Silicon Image, Inc.*                                      2,748           27,645
Skyworks Solutions, Inc.*                                11,897           75,546
Symantec Corp.*                                           9,500          202,635
Symbol Technologies, Inc.                                 8,500          123,165
Synaptics, Inc.*                                          1,185           27,492
Texas Instruments, Inc.                                   4,750          121,078
Titan Corp.*                                              1,523           27,658
Trimble Navigation, Ltd.*                                   841           28,434
Varian Semiconductor Equip.*                                790           30,028
Viasat, Inc.*                                             2,492           46,575
Websense, Inc.*                                           1,012           54,446
Wireless Facilities, Inc.*                                2,497           15,606
Xenogen Corporation*                                      3,850           19,789
aQuantive, Inc.*                                          4,923           54,498
                                                                      ----------
                                                                       5,119,261
                                                                      ----------

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

ACTIVE ASSETS:                                           Shares         Value($)
                                                         ------         --------
COMMON STOCKS:
TELECOMMUNICATIONS (0.8%)
CT Communications, Inc.                                   1,570           16,532
Citizens Communications Co.                               4,300           55,642
Ivillage, Inc.*                                           4,225           25,730
SBC Communications, Inc.                                  5,306          125,699
SpectraLink Corporation                                   3,900           55,068
Sprint Corp. (FON Gp.)                                    7,200          163,800
Surewest Communications                                     591           13,628
Valor Communications Group                                1,370           19,824
                                                                      ----------
                                                                         475,923
                                                                      ----------
UTILITIES (0.9%)
Avista Corp                                               1,540           26,950
CINergy Corp.                                             4,340          175,857
Energen Corp                                              1,079           71,861
PNM Resources, Inc.                                       3,715           99,116
Southwestern Energy Co.*                                  1,566           88,886
Westar Energy, Inc.                                       3,219           69,659
                                                                      ----------
                                                                         532,329
                                                                      ----------

TOTAL ACTIVE ASSETS-COMMON STOCKS
  (Cost: $20,823,119) 37.6%                                           22,380,649
                                                                      ----------

----------
*     Non income producing security.

                                                                                                      Face
SHORT-TERM DEBT SECURITIES:                                 Rate(%)           Maturity              Amount($)              Value($)
                                                            -------           --------              ---------            -----------
COMMERCIAL PAPER (1.4%)
Abbott Laboratories                                          2.78             04/01/05                540,000                540,000
Gillette Company                                             2.80             04/01/05                310,000                310,000
                                                                                                                         -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $850,000) 1.4%                                                                       850,000
                                                                                                                         -----------

TOTAL ACTIVE ASSETS  (Cost: $21,673,119) 39.0%                                                                            23,230,649
                                                                                                                         -----------

TEMPORARY CASH INVESTMENTS ** (Cost: $106,500) 0.2%                                                                          106,500
                                                                                                                         -----------

TOTAL INVESTMENTS (Cost: $57,123,327) 100.0%                                                                             $59,633,317
                                                                                                                         ===========

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2005 was 2.29%.

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the All America Fund are:

Unrealized Appreciation             $ 10,377,817
Unrealized Depreciation               (7,967,745)
                                    ------------
Net                                 $  2,410,072
                                    ============

Cost of Investments                 $ 57,223,245
                                    ============

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
BASIC MATERIALS (3.2%)
Air Products & Chemicals, Inc.                            1,100           69,619
Alcoa, Inc.                                               4,214          128,063
Allegheny Technologies, Inc.                                433           10,440
Ball Corp.                                                  532           22,067
Bemis Co.                                                   518           16,120
Dow Chemical Co.                                          4,611          229,858
Du Pont (E.I.) de Nemours & Co                            4,821          247,028
Eastman Chemical Co.                                        377           22,243
Ecolab, Inc.                                              1,068           35,297
Engelhard Corp.                                             591           17,748
Freeport-McMoran Copper Cl B                                865           34,263
Georgia-Pacific (Timber Group)                            1,256           44,575
Great Lakes Chemical Corp.                                  249            7,998
Hercules, Inc.*                                             541            7,834
International Paper Co.                                   2,371           87,229
Intl. Flavors & Fragrances                                  428           16,906
Louisiana-Pacific Corp.                                     536           13,475
MeadWestvaco Corp                                           980           31,184
Monsanto Co                                               1,287           83,012
Newmont Mining Corp Holding Co                            2,146           90,669
Nucor Corp.                                                 772           44,436
PPG Industries, Inc.                                        837           59,862
Pactiv Corp.*                                               718           16,765
Phelps Dodge Corp.                                          467           47,508
Praxair, Inc.                                             1,561           74,709
Rohm & Haas Co.                                             940           45,120
Sealed Air Corp.*                                           404           20,984
Sigma-Aldrich Corp.                                         333           20,396
Temple-Inland, Inc.                                         277           20,096
United States Steel Group                                   552           28,069
Vulcan Materials Co.                                        498           28,301
Weyerhaeuser Co.                                          1,174           80,419
                                                                      ----------
                                                                       1,702,293
                                                                      ----------
CONSUMER, CYCLICAL (11.1%)
eBay, Inc.*                                               5,852          218,046
AutoZone, Inc.*                                             327           28,024
Autonation Inc*                                           1,092           20,682
Bed Bath & Beyond, Inc.*                                  1,463           53,458
Best Buy Co., Inc.                                        1,444           77,990
Big Lots, Inc.*                                             546            6,563
Black & Decker Corp.                                        388           30,648
Brunswick Corp.                                             468           21,926
Carnival Corp.                                            2,547          131,960
Centex Corp.                                                612           35,049
Circuit City Group, Inc.                                    925           14,846
Clear Channel Communications                              2,548           87,830
Coach Inc.*                                                 924           52,326
Comcast Corp. Cl A*                                      10,696          361,311
Cooper Tire & Rubber Co.                                    339            6,224
Dana Corp.                                                  726            9,286
Darden Restaurants, Inc.                                    714           21,906
Delphi Corporation                                        2,713           12,154
Dillard's Inc. Cl A                                         342            9,200
Disney (Walt) Co.                                         9,899          284,398

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
CONSUMER, CYCLICAL (Cont'd.)
Dollar General Corp.                                      1,458           31,945
Dow Jones & Co., Inc.                                       341           12,743
Eastman Kodak Co.                                         1,386           45,114
Family Dollar Stores, Inc.                                  811           24,622
Federated Department Stores                                 818           52,058
Ford Motor Co.                                            8,853          100,304
Fortune Brands, Inc.                                        701           56,522
Gannett Co., Inc.                                         1,214           96,003
Gap, Inc.                                                 3,561           77,772
General Motors Corp.                                      2,731           80,264
Genuine Parts Co.                                           845           36,749
Goodyear Tire & Rubber Co.*                                 850           11,348
Harley-Davidson, Inc.                                     1,412           81,557
Harrah's Entertainment, Inc.                                550           35,519
Hasbro, Inc.                                                807           16,503
Hilton Hotels Corp.                                       1,860           41,571
Home Depot, Inc.                                         10,618          406,032
International Game Technology                             1,668           44,469
Interpublic Group of Cos.,Inc                             2,045           25,113
Johnson Controls, Inc.                                      924           51,522
Jones Apparel Group, Inc.                                   592           19,826
KB Home                                                     201           23,609
Knight-Ridder, Inc.                                         365           24,546
Kohl's Corp.*                                             1,576           81,369
Leggett & Platt                                             923           26,656
Limited Brands, Inc.                                      1,847           44,882
Liz Claiborne, Inc.                                         525           21,068
Lowe's Companies, Inc.                                    3,736          213,288
Marriott International, Inc.                                972           64,988
Mattel, Inc.                                              2,015           43,020
May Department Stores Co.                                 1,412           52,272
Maytag Corp.                                                384            5,364
McDonald's Corp.                                          6,151          191,542
McGraw-Hill Cos., Inc.                                      921           80,357
Meredith Corp.                                              220           10,285
NIKE, Inc. Cl B                                           1,111           92,557
New York Times Co. Cl A                                     705           25,789
Newell Rubbermaid, Inc.                                   1,329           29,158
News Corp Inc                                            14,021          237,235
Nordstrom, Inc.                                             610           33,782
Office Depot, Inc.*                                       1,512           33,536
OfficeMax Inc                                               452           15,142
Omnicom Group, Inc.                                         901           79,757
Penney (J.C.) Co., Inc.                                   1,381           71,702
Pulte Homes Inc.                                            573           42,190
RadioShack Corp.                                            766           18,767
Reebok International Ltd.                                   271           12,005
Sherwin-Williams Co.                                        612           26,922
Snap-On, Inc.                                               280            8,901
Stanley Works                                               364           16,478
Staples, Inc.                                             2,395           75,275
Starbucks Corp.*                                          1,932           99,807
Starwood Hotels & Resorts                                 1,027           61,651
TJX Companies, Inc.                                       2,330           57,388
Target Corp.                                              4,329          216,537
Tiffany & Co.                                               704           24,302
Time Warner Inc.*                                        22,221          389,979
Toys R Us, Inc.*                                          1,040           26,790
Tribune Co.                                               1,442           57,493
Univision Communications, Inc.                            1,411           39,071

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
CONSUMER, CYCLICAL (Cont'd.)
V F Corp.                                                   483           28,565
Viacom, Inc. Cl B                                         8,244          287,139
Visteon Corp.*                                              626            3,574
Wendy's International, Inc.                                 551           21,511
Whirlpool Corp.                                             323           21,877
Yum! Brands Inc.                                          1,409           73,000
                                                                      ----------
                                                                       5,942,509
                                                                      ----------
CONSUMER, NON-CYCLICAL (10.1%)
Alberto-Culver Co. Cl A                                     410           19,623
Albertson's, Inc.                                         1,780           36,757
Altria Group, Inc.                                       10,002          654,031
Anheuser-Busch Cos., Inc.                                 3,757          178,044
Archer-Daniels-Midland Co.                                3,013           74,060
Avon Products, Inc.                                       2,280           97,903
Brown-Forman Corp. Cl B                                     436           23,871
CVS Corp.                                                 1,934          101,767
Campbell Soup Co.                                         1,574           45,677
Clorox Co.                                                  742           46,739
Coca-Cola Co.                                            10,954          456,453
Coca-Cola Enterprises, Inc.                               1,705           34,987
Colgate-Palmolive Co.                                     2,541          132,564
ConAgra Foods Inc.                                        2,492           67,334
Costco Wholesale Corp.                                    2,284          100,907
General Mills, Inc.                                       1,765           86,750
Gillette Co.                                              4,793          241,951
Heinz (H.J.) Co.                                          1,693           62,370
Hershey Food Corp.                                        1,058           63,967
Kellogg Co.                                               1,697           73,429
Kimberly Clark Corp.                                      2,327          152,954
Kroger Co.*                                               3,540           56,746
McCormick & Co., Inc.                                       657           22,621
Molson Coors Brewing Co.                                    389           30,019
Pepsi Bottling Group, Inc.                                  956           26,625
PepsiCo, Inc.                                             8,114          430,285
Proctor & Gamble Co.                                     12,197          646,441
RJ Reynolds Tobacco Holdings                                563           45,372
Safeway, Inc.*                                            2,164           40,099
Sara Lee Corp.                                            3,816           84,563
Supervalu, Inc.                                             653           21,778
Sysco Corp.                                               3,079          110,228
UST, Inc.                                                   799           41,308
Wal-Mart Stores, Inc.                                    16,381          820,852
Walgreen Co.                                              4,938          219,346
Wrigley (Wm.) Jr. Co.                                       946           62,029
                                                                      ----------
                                                                       5,410,450
                                                                      ----------
ENERGY (8.6%)
Amerada Hess Corp.                                          412           39,639
Anadarko Petroleum Corp.                                  1,145           87,135
Apache Corp.                                              1,579           96,682
Ashland, Inc.                                               321           21,658
BJ Services Co.                                             785           40,726
Baker Hughes, Inc.                                        1,635           72,741
Burlington Resources, Inc.                                1,871           93,681
ChevronTexaco Corp.                                      10,175          593,304

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
ENERGY (Cont'd.)
ConocoPhillips                                            3,364          362,774
Devon Energy Corp.                                        2,318          110,685
EOG Resources, Inc.                                       1,155           56,295
El Paso Corp.                                             3,110           32,904
Exxon Mobil Corp.                                        30,874        1,840,090
Halliburton Co.                                           2,439          105,487
Kerr-McGee Corp.                                            789           61,802
Kinder Morgan, Inc.                                         531           40,197
Marathon Oil Corp.                                        1,678           78,732
Nabors Industries, Ltd*                                     685           40,511
National-Oilwell Inc.*                                      811           37,874
Noble Corporation*                                          655           36,818
Occidental Petroleum Corp.                                1,921          136,718
Rowan Cos., Inc.                                            518           15,504
Schlumberger, Ltd.                                        2,851          200,938
Sunoco, Inc.                                                335           34,679
Transocean, Inc.*                                         1,553           79,917
Unocal Corp.                                              1,308           80,691
Valero Energy Corp.                                       1,241           90,928
Williams Cos., Inc.                                       2,757           51,859
XTO Energy, Inc.                                          1,680           55,171
                                                                      ----------
                                                                       4,596,140
                                                                      ----------
FINANCIAL (19.6%)
Ace, Ltd.*                                                1,374           56,705
Aflac, Inc.                                               2,427           90,430
Allstate Corp.                                            3,284          177,533
AmSouth Bancorporation                                    1,717           44,556
Ambac Financial Group, Inc.                                 525           39,244
American Express Co.                                      5,672          291,371
American Int'l. Group, Inc.                              12,593          697,778
Aon Corp.                                                 1,530           34,945
Apartment Investment & Mgmt.Co                              462           17,186
Archstone-Smith Trust                                       966           32,950
BB & T Corp.                                              2,652          103,640
Bank of America Corp.                                    19,600          864,360
Bank of New York Co., Inc.                                3,764          109,344
Bear Stearns Cos., Inc.                                     548           54,745
CIT Group Hldgs Inc.                                      1,019           38,722
Capital One Financial Corp.                               1,195           89,350
Charles Schwab Corp.                                      5,551           58,341
Chubb Corp.                                                 926           73,404
Cincinnati Financial Corp.                                  768           33,492
Citigroup, Inc.                                          25,265        1,135,408
Comerica, Inc.                                              823           45,331
Compass Bancshares Inc.                                     597           27,104
Countrywide Financial Corp.                               2,806           91,083
E*Trade Financial Corp.*                                  1,792           21,504
Equity Office Properties                                  1,950           58,754
Equity Residential                                        1,367           44,031
Fannie Mae                                                4,680          254,826
Federated Investors Inc                                     460           13,023
Fifth Third Bancorp                                       2,515          108,095
First Tennessee Natl. Corp.                                 595           24,270
Franklin Resources, Inc.                                    956           65,629
Freddie Mac                                               3,327          210,266
Golden West Financial Corp.                               1,365           82,583
Goldman Sachs Group Inc.                                  2,165          238,128
Hartford Financial Svc Gp,Inc                             1,430           98,041
Huntington Bancshares, Inc.                               1,121           26,792
J.P. Morgan Chase & Co.                                  17,182          594,497

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
FINANCIAL (Cont'd.)
Janus Capital Group                                       1,142           15,931
Jefferson-Pilot Corp.                                       660           32,373
KeyCorp                                                   1,965           63,764
Lehman Brothers Holdings, Inc.                            1,335          125,704
Lincoln National Corp.                                      843           38,053
Loews Corp.                                                 772           56,773
M & T Bank Corp.                                            475           48,479
MBIA, Inc.                                                  680           35,550
MBNA Corp.                                                6,178          151,670
MGIC Investment Corp.                                       468           28,862
Marsh & McLennan Cos., Inc.                               2,557           77,784
Marshall & Ilsley Corp.                                   1,005           41,959
Mellon Financial Corp.                                    2,049           58,478
Merrill Lynch & Co., Inc.                                 4,501          254,757
MetLife Inc.                                              3,544          138,570
Moody's Corp.                                               663           53,610
Morgan Stanley                                            5,380          308,005
National City Corp.                                       2,873           96,246
North Fork Bancorp, Inc.                                  2,276           63,136
Northern Trust Corp.                                        983           42,702
PNC Financial Services Group                              1,367           70,373
Plum Creek Timber Co                                        889           31,737
Principal Financial Group Inc.                            1,448           55,734
Progressive Corp. of Ohio                                   968           88,824
Prologis Trust                                              889           32,982
Providian Financial Corp.*                                1,417           24,316
Prudential Financial Inc.                                 2,534          145,452
Regions Financial Corp                                    2,246           72,770
SLM Corporation                                           2,078          103,568
Safeco Corp.                                                615           29,957
Sears Holding Corp*                                         781          104,006
Simon Property Group                                      1,069           64,760
Sovereign Bancorp, Inc.                                   1,812           40,154
St. Paul Travelers Cos Inc/The                            3,237          118,895
State Street Corp.                                        1,613           70,520
Suntrust Banks, Inc.                                      1,640          118,195
Synovus Financial Corp.                                   1,503           41,874
T. Rowe Price Group, Inc.                                   598           35,509
Torchmark Corp.                                             523           27,301
UNUM Provident Corp.                                      1,439           24,492
US Bancorp                                                8,961          258,256
Wachovia Corp.                                            7,666          390,276
Washington Mutual, Inc.                                   4,222          166,769
Wells Fargo & Company                                     8,199          490,300
XL Capital Limited*                                         672           48,633
Zions Bancorporation                                        434           29,955
                                                                      ----------
                                                                      10,465,475
                                                                      ----------
HEALTHCARE (12.7%)
Abbott Laboratories                                       7,538          351,422
Aetna, Inc.                                               1,423          106,654
Allergan, Inc.                                              636           44,183
Amerisource Bergen Corp.                                    537           30,765
Amgen, Inc.*                                              6,057          352,578
Applera Corp.-Applied Biosys                                949           18,733
Bard (C.R.), Inc.                                           506           34,448
Bausch & Lomb, Inc.                                         259           18,985
Baxter International, Inc.                                2,996          101,804
Becton Dickinson & Co.                                    1,223           71,448
Biogen Idec Inc.*                                         1,613           55,665
Biomet, Inc.                                              1,222           44,359
Boston Scientific Corp.*                                  3,675          107,641
Bristol-Myers Squibb Co.                                  9,448          240,546
CIGNA Corp.                                                 636           56,795
Cardinal Health, Inc.                                     2,097          117,013
Caremark Rx Inc.*                                         2,210           87,914
Chiron Corp.*                                               714           25,033
Express Scripts, Inc.*                                      368           32,086
Forest Laboratories, Inc.*                                1,699           62,778
Genzyme Corp. (Genl. Div)*                                1,198           68,574
Gilead Sciences, Inc.*                                    2,093           74,929
Guidant Corp.                                             1,560          115,284
HCA, Inc.                                                 1,990          106,604
Health Management Associates                              1,180           30,892
Hospira, Inc.*                                              755           24,364
Humana, Inc.*                                               778           24,849
IMS Health, Inc.                                          1,122           27,366
Johnson & Johnson                                        14,378          965,626

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
HEALTHCARE (Cont'd.)
King Pharmaceuticals Inc*                                 1,168            9,706
Laboratory Corp. of America*                                653           31,475
Lilly (Eli) & Co.                                         5,477          285,352
Manor Care, Inc.                                            417           15,162
McKesson Corp.                                            1,427           53,869
Medco Health Solutions*                                   1,331           65,978
Medimmune, Inc.*                                          1,203           28,643
Medtronic, Inc.                                           5,848          297,956
Merck & Co., Inc.                                        10,676          345,582
Millipore Corp.*                                            240           10,416
Mylan Laboratories, Inc.                                  1,302           23,071
PerkinElmer, Inc.                                           626           12,914
Pfizer, Inc.                                             36,073          947,638
Quest Diagnostics, Inc.                                     441           46,362
Schering-Plough Corp.                                     7,132          129,446
St. Jude Medical, Inc.*                                   1,745           62,820
Stryker Corp.                                             1,812           80,833
Tenet Healthcare Corp.*                                   2,264           26,104
Thermo Electron Corp.*                                      773           19,549
UnitedHealth Group Inc.                                   3,102          295,869
Waters Corp.*                                               584           20,901
Watson Pharmaceuticals, Inc.*                               529           16,256
WellPoint Inc*                                            1,475          184,891
Wyeth                                                     6,460          272,483
Zimmer Holdings, Inc.*                                    1,193           92,827
                                                                      ----------
                                                                       6,775,441
                                                                      ----------
INDUSTRIAL (11.8%)
3M Company                                                3,735          320,052
Allied Waste Industries, Inc.*                            1,312            9,591
American Power Conversion                                   869           22,690
American Standard Cos., Inc.                                871           40,484
Apollo Group, Inc. Cl A*                                    801           59,322
Avery Dennison Corp.                                        491           30,408
Block (H. & R.), Inc.                                       799           40,413
Boeing Co.                                                4,025          235,302
Burlington Northern Santa Fe                              1,829           98,638
CSX Corp.                                                 1,043           43,441
Caterpillar, Inc.                                         1,658          151,608
Cendant Corp.                                             5,102          104,795
Cintas Corp.                                                722           29,826
Cooper Industries, Ltd.*                                    448           32,041
Cummins, Inc.                                               207           14,562
Danaher Corp.                                             1,331           71,089
Deere & Co.                                               1,194           80,153
Delta Air Lines, Inc.*                                      676            2,738
Donnelley (R.R.) & Sons Co.                               1,041           32,916
Dover Corp.                                                 985           37,223
Eaton Corp.                                                 739           48,331
Emerson Electric Co.                                      2,027          131,613
Equifax, Inc.                                               653           20,041
FedEx Corp.                                               1,457          136,885
Fisher Scientific Intl*                                     567           32,274
Fluor Corp.                                                 414           22,948
General Dynamics Corp.                                      968          103,624

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
INDUSTRIAL (Cont'd.)
General Electric Co.                                     51,248        1,847,997
Goodrich Corporation                                        581           22,246
Grainger (W.W.), Inc.                                       403           25,095
Honeywell International, Inc.                             4,114          153,082
ITT Industries, Inc.                                        446           40,247
Illinois Tool Works, Inc.                                 1,328          118,896
Ingersoll Rand Co.*                                         838           66,747
L-3 Communications Hldgs., Inc                              557           39,558
Lockheed Martin Corp.                                     1,941          118,517
Masco Corp.                                               2,166           75,095
Monster Worldwide, Inc.*                                    584           16,381
Navistar International Corp.*                               318           11,575
Norfolk Southern Corp.                                    1,935           71,692
Northrop Grumman Corp.                                    1,742           94,033
PACCAR, Inc.                                                840           60,808
Pall Corp.                                                  600           16,272
Parker Hannifin Corp.                                       581           35,395
Pitney Bowes, Inc.                                        1,116           50,354
Raytheon Co,                                              2,191           84,792
Robert Half Intl., Inc.                                     778           20,975
Rockwell Automation Inc.                                    846           47,917
Rockwell Collins                                            863           41,070
Ryder System, Inc.                                          310           12,927
Southwest Airlines Co.                                    3,562           50,723
Textron, Inc.                                               653           48,727
Tyco International Ltd.                                   9,734          329,009
Union Pacific Corp.                                       1,262           87,961
United Parcel Service Cl B                                5,412          393,669
United Technologies Corp.                                 2,476          251,710
Waste Management, Inc.                                    2,749           79,309
                                                                      ----------
                                                                       6,265,787
                                                                      ----------
TECHNOLOGY (14.8%)
ADC Telecommunications, Inc.*                             3,920            7,801
Adobe Systems, Inc.                                       1,177           79,059
Advanced Micro Devices, Inc.*                             1,905           30,709
Affiliated Computer Svcs.*                                  612           32,583
Agilent Technologies, Inc.*                               2,090           46,398
Altera Corp.*                                             1,800           35,604
Analog Devices, Inc.                                      1,801           65,088
Andrew Corp.*                                               778            9,110
Apple Computer, Inc.*                                     3,951          164,638
Applied Materials, Inc.                                   8,064          131,040
Applied Micro Circuits, Corp.*                            1,490            4,902
Autodesk, Inc.*                                           1,110           33,034
Automatic Data Processing, Inc                            2,819          126,714
Avaya, Inc.*                                              2,321           27,109
BMC Software, Inc.*                                       1,071           16,065
Broadcom Corp. Cl A*                                      1,406           42,068
Ciena Corp.*                                              2,767            4,759
Cisco Systems, Inc.*                                     31,254          559,134
Citrix Systems, Inc.*                                       819           19,509
Computer Associates Intl., Inc                            2,573           69,728
Computer Sciences Corp.*                                    924           42,365
Compuware Corp.*                                          1,873           13,486
Comverse Technology Inc.*                                   956           24,110
Convergys Corp.*                                            687           10,257
Corning, Inc.*                                            6,816           75,862
Dell Inc.*                                               11,889          456,775
EMC Corp.*                                               11,631          143,294
Electronic Arts, Inc.*                                    1,489           77,100

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
TECHNOLOGY (Cont'd.)
Electronic Data Systems Corp.                             2,503           51,737
First Data Corp.                                          3,877          152,405
Fiserv, Inc.*                                               934           37,173
Freescale Semiconductor - A*                              1,942           33,500
Gateway, Inc.*                                            1,445            5,809
Hewlett-Packard Co.                                      14,000          307,160
Intel Corp.                                              30,108          699,409
Intl. Business Machines Corp.                             7,894          721,354
Intuit, Inc.*                                               897           39,262
JDS Uniphase Corp.*                                       6,985           11,665
Jabil Circuit, Inc.*                                        887           25,297
KLA Tencor Corp.                                            950           43,710
LSI Logic Corp.*                                          1,861           10,403
Lexmark Int'l, Inc.*                                        612           48,942
Linear Technology Corp.                                   1,485           56,890
Lucent Technologies*                                     21,424           58,916
Maxim Integrated Products, Inc                            1,580           64,575
Mercury Interactive Corp.*                                  408           19,331
Micron Technology, Inc.*                                  2,968           30,689
Microsoft Corp.                                          48,924        1,182,493
Molex Inc., Cl A                                            811           21,378
Motorola, Inc.                                           11,855          177,469
NCR Corp.*                                                  900           30,366
NVIDIA Corporation*                                         804           19,103
National Semiconductor Corp.                              1,718           35,408
Network Appliance, Inc.*                                  1,770           48,958
Novell, Inc.*                                             1,832           10,919
Novellus Systems, Inc.*                                     676           18,069
Oracle Corp.*                                            21,726          271,140
PMC Sierra, Inc.*                                           869            7,647
Parametric Technology Corp.*                              1,308            7,312
Paychex, Inc.                                             1,720           56,450
QLogic Corp.*                                               444           17,982
Qualcomm, Inc.*                                           7,957          291,624
Sabre Group Holdings, Inc.                                  636           13,916
Sanmina Corp.*                                            2,531           13,212
Scientific-Atlanta, Inc.                                    735           20,742
Siebel Systems, Inc.*                                     2,489           22,725
Solectron Corp.*                                          4,695           16,292
Sun Microsystems, Inc.*                                  16,332           65,981
Sungard Data Sys. Inc.*                                   1,397           48,197
Symantec Corp.*                                           3,431           73,183
Symbol Technologies, Inc.                                 1,173           16,997
Tektronix, Inc.                                             432           10,597
Tellabs, Inc.*                                            2,234           16,308
Teradyne, Inc.*                                             939           13,709
Texas Instruments, Inc.                                   8,323          212,153
Unisys Corp.*                                             1,631           11,515
Veritas Software Corp.*                                   2,041           47,392
Xerox Corp.*                                              4,629           70,129
Xilinx, Inc.                                              1,685           49,253
Yahoo!, Inc.*                                             6,305          213,740
                                                                      ----------
                                                                       7,898,887
                                                                      ----------

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
TELECOMMUNICATIONS (3.1%)
AT&T Corp.                                                3,870           72,563
Alltel Corp.                                              1,463           80,246
BellSouth Corp.                                           8,856          232,824
CenturyTel, Inc.                                            651           21,379
Citizens Communications Co.                               1,622           20,989
Nextel Communications, Inc.*                              5,448          154,832
Qwest Communications Intl.*                               8,081           29,900
SBC Communications, Inc.                                 15,972          378,377
Sprint Corp. (FON Gp.)                                    7,146          162,560
Verizon Communications                                   13,393          475,452
                                                                      ----------
                                                                       1,629,122
                                                                      ----------
UTILITIES (3.1%)
AES Corp.*                                                3,137           51,384
Allegheny Energy, Inc.*                                     665           13,739
Ameren Corp.                                                944           46,265
American Electric Power, Inc.                             1,854           63,147
CINergy Corp.                                               925           37,481
CMS Energy Corp.*                                         1,045           13,627
Calpine Corp.*                                            2,583            7,232
Centerpoint Energy, Inc.                                  1,399           16,830
Consolidated Edison, Inc.                                 1,173           49,477
Constellation Energy Group                                  855           44,204
DTE Energy Co.                                              841           38,249
Dominion Resources, Inc.                                  1,647          122,586
Duke Energy Corp.                                         4,535          127,025
Dynergy, Inc.*                                            1,601            6,260
Edison International                                      1,575           54,684
Entergy Corp.                                             1,031           72,850
Exelon Corp.                                              3,214          147,490
FPL Group, Inc.                                           1,891           75,924
FirstEnergy Corp.                                         1,595           66,910
Keyspan Corporation                                         778           30,319
NiSource, Inc.                                            1,311           29,878
Nicor, Inc.                                                 213            7,900
PG & E Corp.                                              1,744           59,470
PPL Corporation                                             914           49,347
Peoples Energy Corp.                                        183            7,671
Pinnacle West Capital Corp.                                 443           18,832
Progress Energy, Inc.                                     1,194           50,088
Public Svc. Enterprise Group                              1,152           62,657
Sempra Energy                                             1,151           45,856
Southern Co.                                              3,592          114,333
TXU Corp.                                                 1,161           92,450
Teco Energy, Inc.                                           999           15,664
Xcel Energy, Inc.                                         1,938           33,295
                                                                      ----------
                                                                       1,673,124
                                                                      ----------

TOTAL COMMON STOCKS
  (Cost: $53,529,208) 98.1%                                           52,359,228
                                                                      ----------

----------
*     Non income producing security.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                      Face
SHORT-TERM DEBT SECURITIES:                                 Rate(%)           Maturity              Amount($)              Value($)
                                                            -------           --------              ---------            -----------
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)                                       2.55             04/28/05                100,000                 99,808
                                                                                                                         -----------

COMMERCIAL PAPER (1.7%)
Abbott Laboratories                                          2.78             04/01/05                880,000                880,000
                                                                                                                         -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $979,808) 1.9%                                                                       979,808
                                                                                                                         -----------

TOTAL INVESTMENTS (Cost: $54,509,016) 100.0%                                                                             $53,339,036
                                                                                                                         ===========

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------
FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2005

                                                                             Expiration          Underlying Face         Unrealized
                                                                                Date             Amount at Value         Gain(Loss)
                                                                             ----------          ---------------         ----------
3 S&P 500 Stock Index Futures Contracts                                       June 2005            $  887,925            $  (10,013)
                                                                                                   ==========            ==========


Face value of futures purchased and oustanding as a percentage of total investments in securities: 1.7%

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Equity Index Fund are:

Unrealized Appreciation             $  7,472,116
Unrealized Depreciation               (8,862,553)
                                    ------------
Net                                 $ (1,390,437)
                                    ============

Cost of Investments                 $ 54,729,473
                                    ============

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
BASIC MATERIALS (5.0%)
Airgas, Inc.                                              2,430           58,053
Albemarle Corp.                                           1,591           57,849
Arch Coal Inc.                                            2,175           93,547
Bowater, Inc.                                             1,930           72,703
Cabot Corp.                                               2,181           72,911
Crompton Corp.                                            3,979           58,093
Cytec Industries, Inc.                                    1,494           81,050
FMC Corp.*                                                1,279           68,363
Ferro Corp.                                               1,453           27,345
Glatfelter                                                1,294           19,087
Longview Fibre Co.                                        1,771           33,224
Lubrizol Corp.                                            2,334           94,854
Lyondell Chemical Co.                                     7,539          210,489
Martin Marietta Materials, Inc                            1,635           91,429
Minerals Technologies, Inc.                                 712           46,835
Olin Corp.                                                2,459           54,836
Packaging Corp of America                                 2,941           71,437
Peabody Energy Corp.                                      4,078          189,056
Potlatch Corp.                                            1,004           47,258
RPM International Inc.                                    4,063           74,272
Scotts Co. Cl A*                                            957           67,210
Sensient Technologies Corp.                               1,633           35,207
Sonoco Products Co.                                       3,432           99,013
Steel Dynamics, Inc.                                      1,546           53,260
Valspar Corp.                                             1,785           83,074
Worthington Industries, Inc.                              2,772           53,444
                                                                      ----------
                                                                       1,913,899
                                                                      ----------
CONSUMER, CYCLICAL (17.9%)
99 Cent Only Stores*                                      2,048           26,972
Abercrombie & Fitch Co. Cl A                              3,022          172,979
Advance Auto Parts*                                       2,550          128,648
Aeropostale, Inc.*                                        1,930           63,208
American Eagle Outfitters                                 4,601          135,960
American Greetings Corp. Cl A                             2,392           60,948
Ann Taylor Stores Corp.*                                  2,447           62,619
Applebees Intl., Inc.                                     2,811           77,471
ArvinMeritor, Inc.                                        2,428           37,561
Bandag, Inc.                                                540           25,369
Barnes & Noble, Inc.*                                     2,200           75,878
Belo Corporation                                          3,723           89,873
Blyth, Inc.                                               1,220           38,845
Bob Evans Farms, Inc.                                     1,226           28,750
Borders Group, Inc.                                       2,603           69,292
Borg-Warner, Inc.                                         1,948           94,829
Boyd Gaming Corp.                                         2,296          119,736
Brinker International, Inc.*                              3,060          110,833
CBRL Group, Inc.                                          1,648           68,062
Caesars Entertainment, Inc.*                             10,880          215,315
Callaway Golf Co.                                         2,460           31,488
CarMax, Inc.*                                             3,614          113,841
Catalina Marketing Corp.                                  1,705           44,160
Cheesecake Factory, Inc.*                                 2,697           95,591
Chico's FAS, Inc.*                                        6,192          174,986
Claire's Stores, Inc.                                     3,432           79,073
D.R. Horton, Inc.                                        10,165          297,225

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
CONSUMER, CYCLICAL (Cont'd.)
Dollar Tree Stores*                                       3,916          112,507
Emmis Communications Cl A*                                1,778           34,173
Entercom Communications*                                  1,531           54,381
Foot Locker Inc                                           5,406          158,396
Furniture Brands Intl., Inc.                              1,840           40,130
GTECH Holdings Corp.                                      4,015           94,473
Gentex Corp.                                              2,700           86,130
Harman Intl. Industries, Inc.                             2,232          197,443
Harte-Hanks, Inc.                                         2,485           68,487
Hovanian Enterprises, Inc.*                               1,678           85,578
International Speedway Corp.                              1,533           83,165
Krispy Kreme Doughnuts Inc*                               2,141           16,336
Lear Corp.                                                2,328          103,270
Lee Enterprises                                           1,573           68,268
Lennar Corp.                                              5,003          283,570
Mandalay Resort Group*                                    2,342          165,088
Media General Inc. Cl A                                     830           51,336
Michaels Stores, Inc.                                     4,673          169,630
Modine Manufacturing Co.                                  1,122           32,908
Mohawk Industries, Inc.*                                  2,062          173,827
Neiman-Marcus Group, Inc.                                 1,697          155,292
O'Reilly Automotive, Inc.*                                1,826           90,442
Outback Steakhouse, Inc.                                  2,353          107,744
Pacific Sunwear of Calif*                                 2,574           72,021
Payless Shoesource, Inc.*                                 2,361           37,280
PetSmart, Inc.                                            5,059          145,446
Pier 1 Imports, Inc.                                      2,994           54,581
Reader's Digest Assn                                      3,452           59,754
Regis Corporation                                         1,550           63,442
Rent-A-Center, Inc.*                                      2,431           66,391
Ross Stores, Inc.                                         5,090          148,323
Ruby Tuesday Inc.                                         2,224           54,021
Ryland Group, Inc.                                        1,648          102,209
Saks Incorporated                                         4,845           87,452
Scholastic Corp.*                                         1,291           47,625
Thor Industries Inc.                                      1,597           47,766
Timberland Company Cl A*                                  1,074           76,179
Toll Brothers, Inc.*                                      2,143          168,976
Tupperware Corp.                                          1,956           39,824
Urban Outfitters, Inc.*                                   2,256          108,220
Valassis Communication, Inc.*                             1,778           62,159
Washington Post Co. Cl B                                    239          213,666
Westwood One, Inc.*                                       3,063           62,332
Williams-Sonoma, Inc.*                                    4,059          149,168
                                                                      ----------
                                                                       6,838,921
                                                                      ----------
CONSUMER, NON-CYCLICAL (4.3%)
BJ's Wholesale Club, Inc.*                                2,409           74,824
Church & Dwight                                           2,198           77,963
Constellation Brands Inc. Cl A                            3,569          188,693
Dean Foods Co*                                            5,167          177,228
Energizer Holdings Inc.*                                  2,452          146,630
Hormel Foods Corp.                                        3,639          113,209
J.M. Smucker Co.                                          2,026          101,908
Lancaster Colony Corp.                                    1,064           45,273
PepsiAmericas Inc.                                        3,673           83,230
Ruddick Corp.                                             1,552           35,929
Smithfield Foods, Inc.*                                   3,473          109,573
Tootsie Roll Inds., Inc.                                  1,476           44,270
Tyson Foods, Inc.                                        10,529          175,624

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
CONSUMER, NON-CYCLICAL (Cont'd.)
Universal Corp.                                             888           40,644
Whole Foods Market, Inc.                                  2,229          227,648
                                                                      ----------
                                                                       1,642,646
                                                                      ----------
ENERGY (7.0%)
Cooper Cameron Corp.*                                     1,873          107,154
ENSCO International, Inc.                                 5,244          197,489
FMC Technologies Inc.*                                    2,371           78,670
Forest Oil Corp.*                                         1,912           77,436
Grant Prideco, Inc.*                                      4,284          103,501
Hanover Compressor Co.*                                   2,708           32,686
Helmerich & Payne, Inc.                                   1,760           69,854
Murphy Oil Corp.                                          3,031          299,251
NewField Exploration Company*                             2,188          162,481
Noble Energy, Inc.                                        2,047          139,237
Overseas Shipholding Group                                1,203           75,681
Patterson UTI Energy, Inc.                                5,848          146,317
Pioneer Natural Resources Co.                             5,022          214,540
Plains Exploration & Prod. Co.                            2,673           93,288
Pogo Producing Co.                                        2,205          108,574
Pride International, Inc.*                                4,394          109,147
Smith International, Inc.                                 3,677          230,658
Tidewater, Inc.                                           2,102           81,684
Weatherford International Ltd.                            4,790          277,533
Western Gas Resources                                     2,238           77,099
                                                                      ----------
                                                                       2,682,280
                                                                      ----------
FINANCIAL (16.0%)
AMB Property Corp.                                        2,910          109,998
Allmerica Financial Corp.*                                1,850           66,508
AmerUs Group Co.                                          1,367           64,591
American Financial Group                                  2,023           62,308
Americredit Corp.*                                        5,267          123,458
Associated Banc-Corp                                      4,489          140,191
Astoria Financial Corp.                                   3,561           90,093
Bank of Hawaii Corp                                       1,854           83,912
Berkley (W.R.) Corp.                                      2,747          136,251
Brown & Brown Inc.                                        2,158           99,462
City National Corp.                                       1,569          109,548
Colonial BancGroup, Inc.                                  5,047          103,564
Commerce Bancorp, Inc. (N.J.)                             5,502          178,650
Cullen Frost Bankers, Inc.                                1,692           76,394
Developers Diversified Realty                             3,738          148,586
Eaton Vance Corp.                                         4,618          108,246
Edwards (A.G.), Inc.                                      2,637          118,138
Everest RE Group*                                         1,946          165,624
Fidelity Natl Finl Inc.                                   6,049          199,254
First American Corp.                                      2,828           93,154
Firstmerit Corp.                                          2,917           78,059
GATX Corp.                                                1,714           56,888
Gallagher (Arthur J.) & Co.                               3,194           91,987
Greater Bay Bancorp                                       1,768           43,157
HCC Insurance Holdings Inc.                               2,356           85,193
Hibernia Corp. Cl A                                       5,380          172,214
Highwoods Properties, Inc.                                1,862           49,939
Horace Mann Educators Corp.                               1,484           26,326
Hospitality Properties Trust                              2,190           88,432
Independence Community Bank Cp                            2,724          106,236
Indymac Bancorp, Inc.                                     2,155           73,270

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
FINANCIAL (Cont'd.)
Investors Financial Services                              2,307          112,835
Jefferies Group                                           1,784           67,221
Labranche & Co.*                                          1,978           18,395
Legg Mason, Inc.                                          3,770          294,588
Leucadia National                                         3,283          112,771
Liberty Property Trust                                    2,988          116,681
Mack-Cali Realty Corp.                                    1,960           83,006
Mercantile Bankshares Corp.                               2,746          139,662
MoneyGram International, Inc.                             2,973           56,160
New Plan Excel Realty Trust                               3,572           89,693
New York Community Bancorp, In                            8,458          153,597
Ohio Casualty Corp.*                                      2,165           49,752
Old Republic Intl. Corp.                                  6,322          147,239
PMI Group, Inc.                                           3,262          123,989
Protective Life Corp.                                     2,408           94,634
Radian Group, Inc.                                        3,067          146,419
Raymond James Financial, Inc.                             2,303           69,781
Rayonier, Inc.                                            1,740           86,182
SEI Investments                                           2,914          105,370
Silicon Valley Bancshares*                                1,253           55,207
StanCorp Financial Group, Inc.                              986           83,593
TCF Financial                                             4,401          119,487
United Dominion Realty Tr, Inc                            4,751           99,153
Unitrin Inc.                                              2,006           91,072
Waddell & Reed Financial, Inc.                            2,867           56,595
Washington Federal Inc.                                   3,004           70,023
Webster Financial Corp.                                   1,864           84,644
Weingarten Realty Investors                               2,929          101,080
Westamerica Bancorp                                       1,160           60,053
Wilmington Trust Corp.                                    2,335           81,959
                                                                      ----------
                                                                       6,120,472
                                                                      ----------
HEALTHCARE (10.8%)
Apria Healthcare Group, Inc.*                             1,680           53,928
Barr Pharmaceuticals, Inc.*                               3,203          156,402
Beckman Coulter, Inc.                                     2,146          142,602
Cephalon, Inc.*                                           2,012           94,222
Charles River Laboratories Inc                            2,292          107,816
Community Health Systems Inc.*                            2,310           80,642
Covance, Inc.*                                            2,177          103,647
Coventry Health Care*                                     3,683          250,960
Cytyc Corp.*                                              3,933           90,498
Dentsply International, Inc.                              2,630          143,098
Edwards Lifesciences Corp.*                               2,066           89,293
Gen-Probe Inc*                                            1,728           77,000
Health Net, Inc.*                                         3,850          125,934
Hillenbrand Industries, Inc.                              2,038          113,048
Inamed Corp.*                                             1,242           86,791
Invitrogen Corp.*                                         1,789          123,799
Ivax Corp.*                                               7,650          151,241
Lifepoint Hospitals Inc.*                                 1,249           54,756
Lincare Holdings, Inc.*                                   3,479          153,876
Millennium Pharmaceuticals Inc                           10,634           89,538
Omnicare, Inc.                                            3,612          128,045
Pacificare Health Systems,Inc                             3,005          171,045
Par Pharmaceutical Cos Inc*                               1,175           39,292
Patterson Cos Inc.*                                       4,764          237,962
Perrigo Co.                                               3,080           58,982

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
HEALTHCARE (Cont'd.)
Protein Design*                                           3,651           58,379
Renal Care Group, Inc.*                                   2,352           89,235
Schein (Henry), Inc.*                                     3,002          107,592
Sepracor, Inc.*                                           3,644          209,202
Steris Corp.*                                             2,403           60,676
Techne Corp.*                                             1,332           53,520
Triad Hospitals, Inc.*                                    2,725          136,523
Universal Health Services Cl B                            2,023          106,005
VCA Antech, Inc.*                                         2,646           53,529
VISX, Inc.*                                               1,735           40,668
Valeant Pharmaceuticals                                   3,170           71,388
Varian Medical Systems, Inc.*                             4,631          158,751
Varian, Inc.*                                             1,218           46,150
Vertex Pharmaceutical*                                    2,785           26,068
                                                                      ----------
                                                                       4,142,103
                                                                      ----------
INDUSTRIAL (12.1%)
ADESA, Inc.                                               3,178           74,238
AGCO Corp.*                                               3,131           57,141
AirTran Holdings, Inc.*                                   2,972           26,897
Alaska Air Group, Inc.*                                     894           26,319
Alexander & Baldwin, Inc.                                 1,507           62,088
Alliant TechSystems Inc.*                                 1,311           93,671
Ametek, Inc.                                              2,394           96,359
Banta Corp.                                                 864           36,979
C.H. Robinson Worldwide, Inc.                             2,958          152,426
CNF Inc.                                                  1,792           83,848
Career Education Corp.*                                   3,554          121,760
Carlisle Companies, Inc.                                  1,077           75,142
ChoicePoint, Inc.*                                        3,076          123,378
Copart Inc.*                                              2,781           65,520
Corinthian Colleges, Inc.*                                3,146           49,455
Crane Co.                                                 1,920           55,277
DeVry, Inc.*                                              2,245           42,475
Deluxe Corp.                                              1,742           69,436
Donaldson Company, Inc.                                   2,663           85,962
Dun & Bradstreet*                                         2,394          147,111
Dycom Industries, Inc.*                                   1,687           38,784
Education Management Corp.*                               2,362           66,018
Expeditors Int'l Wash., Inc.                              3,695          197,867
Fastenal Co.                                              2,368          130,974
Federal Signal Corp.                                      1,669           25,319
Flowserve Corporation*                                    1,917           49,593
Graco, Inc.                                               2,392           96,541
Granite Construction                                      1,284           33,731
HNI Corporation                                           1,796           80,730
Harsco Corp.                                              1,439           85,779
Hubbell, Inc. Cl B                                        2,131          108,894
Hunt (JB) Transport Svcs., Inc                            2,386          104,435
ITT Educational Services, Inc.                            1,593           77,261
Jacobs Engineering Group, Inc.                            1,972          102,386
JetBlue Airways Corp*                                     3,401           64,755
Kelly Services, Inc.                                        948           27,293
Kennametal, Inc.                                          1,300           61,737
Korn/Ferry International*                                 1,205           22,931
Laureate Education, Inc.*                                 1,709           73,128
Manpower, Inc.                                            3,117          135,652
Martek Biosciences Corp.*                                 1,076           62,612
Miller (Herman), Inc.                                     2,424           73,011

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
INDUSTRIAL (Cont'd.)
Nordson Corp.                                             1,137           41,864
Pentair, Inc.                                             3,512          136,968
Precision Castparts Corp.                                 2,291          176,430
Quanta Services, Inc.*                                    3,373           25,736
Republic Services, Inc.                                   4,878          163,315
Rollins, Inc.                                             1,707           31,741
SPX, Inc.                                                 2,605          112,744
Sequa Corp. Cl A*                                           291           15,088
Sotheby's Holdings*                                       1,651           28,001
Stericycle Inc.*                                          1,555           68,731
Swift Transportation Co., Inc.                            2,150           47,601
Tecumseh Products Co. Cl A                                  641           25,390
Teleflex, Inc.                                            1,335           68,325
The Brink's Company                                       1,967           68,058
Thomas & Betts Corp.*                                     2,066           66,732
Trinity Industries                                        1,475           41,551
United Rentals*                                           2,510           50,727
Werner Enterprises Inc.                                   2,197           42,688
Yellow Roadway Corp*                                      1,684           98,581
York International Corp.                                  1,441           56,458
                                                                      ----------
                                                                       4,631,642
                                                                      ----------
TECHNOLOGY (13.1%)
3Com Corp.*                                              13,189           46,953
Activision, Inc.*                                         6,580           97,384
Acxiom Corp.                                              2,973           62,225
Adtran, Inc.                                              2,375           41,895
Advent Software, Inc.*                                      983           17,871
Alliance Data Systems*                                    2,292           92,597
Amphenol Corp CL A                                        3,068          113,639
Arrow Electronics, Inc.*                                  4,017          101,831
Ascential Software Corp.*                                 2,037           37,746
Atmel Corp.*                                             15,558           45,896
Avnet, Inc.*                                              4,182           77,032
Avocent Corp.*                                            1,728           44,340
BISYS Group, Inc.*                                        4,189           65,684
CDW Corp.                                                 2,565          145,384
CSG Systems Intl., Inc.*                                  1,771           28,850
Cabot MicroElectronics Corp.*                               857           26,893
Cadence Design Systems, Inc.*                             9,373          140,126
Ceridian Corp.*                                           5,173           88,200
Certegy Inc.                                              2,163           74,883
CheckFree Corp.*                                          2,910          118,612
Cognizant Tech Solutions*                                 4,610          212,982
CommScope, Inc.*                                          1,772           26,509
Credence Systems Corp.*                                   3,170           25,075
Cree , Inc.*                                              2,653           57,703
Cypress Semiconductor Corp.*                              4,455           56,133
DST Systems, Inc.*                                        2,625          121,223
Diebold, Inc.                                             2,486          136,357
F5 Networks, Inc.*                                        1,271           64,173
Fair Isaac Corporation                                    2,334           80,383
Fairchild Semiconductor Intl.*                            4,150           63,620
Gartner, Inc.*                                            2,958           28,308
Harris Corp.                                              4,616          150,712
Henry (Jack) & Associates                                 2,813           50,606
Imation Corp.                                             1,178           40,936

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
TECHNOLOGY (Cont'd.)
Integrated Circuit Systems Inc                            2,436           46,576
Integrated Device Tech., Inc.*                            3,645           43,849
International Rectifier*                                  2,347          106,789
Intersil Corp. Cl A                                       5,219           90,393
Keane, Inc.*                                              1,935           25,213
Kemet Corp.*                                              3,000           23,250
LTX Corp.*                                                2,121            9,417
Lam Research Corp.*                                       4,842          139,740
Lattice Semiconductor Corp.*                              3,933           21,120
MPS Group Inc.*                                           3,556           37,374
Macromedia Inc.*                                          2,552           85,492
Macrovision Corp.*                                        1,724           39,290
McAfee Inc.*                                              5,554          125,298
McData Corporation Cl A*                                  4,128           15,563
Mentor Graphics Corp.*                                    2,647           36,264
Micrel, Inc.*                                             2,748           25,337
Microchip Technology, Inc.                                7,186          186,908
National Instruments Corp.                                2,310           62,486
Newport Corp.*                                            1,487           21,547
Plantronics Inc.                                          1,701           64,774
Plexus Corp.*                                             1,502           17,288
Polycom, Inc.*                                            3,402           57,664
Powerwave Technologies Inc.*                              3,454           26,734
RF Micro Devices*                                         6,502           33,940
RSA Security, Inc.*                                       2,411           38,214
Retek Inc.*                                               1,942           21,789
Reynolds & Reynolds Co.                                   2,016           54,553
Sandisk Corp.*                                            5,649          157,042
Semtech Corp.*                                            2,568           45,890
Silicon Laboratories, Inc.*                               1,570           46,645
Storage Technology Corp.*                                 3,695          113,806
Sybase, Inc.*                                             3,298           60,881
Synopsys, Inc.*                                           5,032           91,079
Tech Data Corp.*                                          2,023           74,972
Titan Corp.*                                              2,937           53,336
Transaction Systems Architects                            1,240           28,706
Triquint Semiconductor Inc.*                              4,769           16,119
Utstarcom Inc*                                            3,606           39,486
Vishay Intertechnology, Inc.*                             5,759           71,584
Wind River Systems*                                       2,704           40,776
Zebra Technologies Cl A*                                  2,492          118,345
                                                                      ----------
                                                                       4,998,290
                                                                      ----------
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*                                    8,504           36,142
Telephone & Data Systems, Inc.                            1,893          154,469
                                                                      ----------
                                                                         190,611
                                                                      ----------
UTILITIES (6.7%)
AGL Resources, Inc.                                       2,668           93,193
Alliant Energy Corp.                                      4,028          107,870
Aqua America Inc.                                         3,233           78,756
Aquila, Inc.*                                             8,383           32,107
Black Hills Corp.                                         1,126           37,237
DPL, Inc.                                                 4,386          109,650
Duquesne Light Holdings, Inc.                             2,666           47,775
Energy East Corporation                                   5,094          133,565
Equitable Resources, Inc.                                 2,117          121,600
Great Plains Energy Inc.                                  2,581           78,927
Hawaiian Electric Inds                                    2,798           71,405
IdaCorp, Inc.                                             1,464           41,534
MDU Resources Group                                       4,102          113,297
NSTAR                                                     1,847          100,292

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
UTILITIES (Cont'd)
National Fuel Gas Co.                                     2,712           77,536
Northeast Utilities                                       4,451           85,771
OGE Energy Corp.                                          3,120           84,084
Oneok, Inc.                                               3,613          111,353
PNM Resources, Inc.                                       2,217           59,150
Pepco Holdings Inc.                                       6,516          136,771
Puget Energy Inc.                                         3,463           76,324
Questar Corp.                                             2,937          174,016
SCANA Corp.                                               3,915          149,630
Sierra Pacific Resources*                                 4,072           43,773
Vectren Corporation                                       2,638           70,275
WGL Holdings, Inc.                                        1,688           52,259
WPS Resources                                             1,307           69,165
Westar Energy Inc.                                        2,978           64,443
Wisconsin Energy Corp.                                    4,056          143,987
                                                                      ----------
                                                                       2,565,745
                                                                      ----------

TOTAL COMMON STOCKS
  (Cost: $31,246,239) 93.4%                                           35,726,609
                                                                      ----------

----------
*     Non income producing security.

                                                                                                      Face
SHORT-TERM DEBT SECURITIES:                                 Rate(%)           Maturity              Amount($)              Value($)
                                                            -------           --------              ---------             ----------
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)                                       2.55             04/28/05                200,000                199,617
                                                                                                                         -----------

COMMERCIAL PAPER (6.1%)
Abbott Laboratories                                          2.78             04/01/05                930,000                930,000
SLM Corp.                                                    2.78             04/04/05                950,000                949,780
XTRA, Inc.                                                   2.77             04/06/05                453,000                452,826
                                                                                                                         -----------
                                                                                                                           2,332,606
                                                                                                                         -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,532,223) 6.6%                                                                   2,532,223
                                                                                                                         -----------

TOTAL INVESTMENTS (Cost: $33,778,462) 100.0%                                                                             $38,258,832
                                                                                                                         ===========

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------
FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2005:

                                                                             Expiration          Underlying Face         Unrealized
                                                                                Date             Amount at Value         Gain(Loss)
                                                                             ----------          ---------------         ----------
Purchased
8 S&P MidCap 400 Stock Index Futures Contracts                                June 2005            $2,646,400            $  (38,550)
                                                                                                   ==========            ==========

Face value of futures purchased and oustanding as a percentage of total investments in securities: 6.9%

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Mid-Cap Equity Index Fund are:

Unrealized Appreciation             $  9,137,973
Unrealized Depreciation               (4,707,054)
                                    ------------
Net                                 $  4,430,919
                                    ============

Cost of Investments                 $ 33,827,913
                                    ============

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
BASIC MATERIALS (6.1%)
A. Schulman, Inc.                                         4,230           73,687
Allegheny Technologies, Inc.                              2,027           48,871
Cleveland-Cliffs, Inc.                                      720           52,466
Coeur D'Alene Mines Corp.*                                8,638           31,701
Commercial Metals Co.                                     1,580           53,546
Cytec Industries, Inc.                                    2,310          125,318
FMC Corp.*                                                1,923          102,784
Georgia Gulf Corp.                                        3,485          160,240
Graftech International, Ltd.*                             8,011           45,583
Lone Star Technologies, Inc.*                             1,807           71,250
Longview Fibre Co.                                        4,830           90,611
Lubrizol Corp.                                            2,230           90,627
Matthews Intl. Corp. Cl A                                   911           29,844
The Mosaic Co.*                                           1,584           27,023
                                                                      ----------
                                                                       1,003,551
                                                                      ----------
CONSUMER, CYCLICAL (15.2%)
Aaron Rents, Inc.                                         5,378          107,560
American Eagle Outfitters                                 2,036           60,164
Boyd Gaming Corp.                                         2,060          107,429
Buffalo Wild Wings, Inc.*                                 2,568           97,147
CNET Networks, Inc.*                                      2,872           27,112
Cache, Inc.*                                              2,511           34,024
Catalina Marketing Corp.                                  1,022           26,470
Celebrate Express, Inc.*                                  3,470           67,977
Crown Holdings Inc.*                                     21,708          337,776
Deckers Outdoor Corp*                                     1,098           39,243
Dick's Sporting Goods Inc.*                               2,229           81,871
Fossil, Inc.*                                             2,161           56,024
Guitar Center, Inc.*                                      1,961          107,522
Harris Interactive*                                       3,210           14,798
Hibbett Sporting Goods, Inc.*                             2,571           77,233
Jacuzzi Brands, Inc.*                                    15,650          152,744
Lithia Motors, Inc. Cl A                                  1,240           31,756
Modine Manufacturing Co.                                  2,140           62,766
Monaco Coach Corp.                                        1,340           21,641
P.F. Changs China Bistro, Inc.*                           1,689          101,002
Petco Animal Supplies, Inc.*                              2,266           83,411
Pinnacle Entertainment, Inc.*                             2,826           47,194
Proquest Company*                                           963           34,812
Quiksilver, Inc.*                                         2,878           83,548
Red Robin Gourmet Burgers*                                1,099           55,950
Regent Communications, Inc.*                              4,710           25,199
Sharper Image Corp*                                       1,120           18,603
Shopko Stores, Inc.*                                      6,060          134,653
Sunterra Corporation*                                     7,400          111,592
The Steak N Shake Company*                                4,231           81,870
The Warnaco Group, Inc.*                                  3,603           86,616
Thor Industries, Inc.                                       971           29,043
Wolverine World Wide, Inc.                                3,496           74,919
                                                                      ----------
                                                                       2,479,669
                                                                      ----------

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
CONSUMER, NON-CYCLICAL (4.8%)
Alkermes, Inc.*                                           2,329           24,175
Chiquita Brands Intl., Inc.                               5,010          134,168
Conmed Corp.*                                             1,200           36,144
Longs Drug Stores Corp.                                   3,970          135,853
MGI Pharma, Inc.,*                                        4,706          118,921
Medicines Company*                                        1,145           25,946
Phase Forward, Inc.*                                      5,174           33,786
Serologicals Corp.*                                       3,129           76,473
Walter Industries, Inc.                                   4,620          196,581
                                                                      ----------
                                                                         782,047
                                                                      ----------
ENERGY (6.4%)
Brigham Exploration Company*                                460            4,246
Denbury Resources, Inc.*                                  2,538           89,414
Forest Oil Corp.*                                           650           26,325
Frontier Oil Corp.                                        2,355           85,392
Grey Wolf, Inc.*                                          5,527           36,368
Houston Exploration Co.*                                  1,400           79,730
NS Group, Inc.*                                           3,010           94,544
Plains Exploration & Prod. Co.                            2,530           88,297
Range Resources Corp.                                     8,855          206,853
Southern Union Co.*                                       4,717          118,444
Stone Energy Corp.*                                       1,040           50,513
Tesoro Petroleum Corp.*                                   1,170           43,313
Unisource Energy Corp.                                    3,670          113,660
                                                                      ----------
                                                                       1,037,099
                                                                      ----------

FINANCIAL (17.9%)
Alabama National Bancorp                                  1,506           93,206
American Home Mortgage Inv                                  355           10,167
Amli Residential Properties                               2,740           75,049
Argonaut Group, Inc.*                                     1,520           32,254
Assured Guaranty Co.                                      5,530           99,264
Bank Mutual Corp.                                         5,040           59,573
BankAtlantic Bancorp, Inc. Cl A                           6,960          121,104
Banner Corporation                                        2,070           55,828
Brookline Bankcorp                                        7,230          107,727
Capital Automotive REIT                                   2,770           91,742
Carramerica Realty Corp.                                  1,660           52,373
Choice Hotels Intl., Inc.                                   856           53,029
Columbia Banking System                                   1,915           45,481
Conseco, Inc.*                                            3,240           66,161
Direct General Corp.                                      1,370           28,140
ECC Capital Corp.*                                        5,440           32,640
Equity Inns, Inc.                                         9,760          107,653
Equity One, Inc.                                          1,730           35,621
FNB Corp.                                                 1,684           32,249
First Financial Holdings, Inc.                              681           18,918
First Niagara Financial Grp                               7,430           98,150
First State Banck Corporation                             3,760           63,826
Gladstone Capital Corp.                                     680           14,430
Glimcher Realty Trust                                       510           12,087
Highwoods Properties, Inc.                                3,400           91,188
KNBT Bancorp, Inc.                                        5,240           80,172
LandAmerica Financial Group                               1,640           82,049
MAF Bancorp                                               2,530          105,096
Medical Properties of America*                            5,740           58,835
Mid-America Apt. Communities                              2,360           86,140
National Financial Partners                               1,030           40,994
New Century Financial Corp.                                 481           22,520
Pennsylvania REIT                                         2,110           85,075
PrivateBancorp, Inc.                                      3,489          109,589
Provident Financial Services                              6,270          107,217
Santander Bancorp                                         2,413           63,534
Sterling Financial Corp.*                                 3,075          109,778
Stewart Information Services                              2,070           77,666

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
FINANCIAL (Cont'd.)
Sws Group, Inc.                                           2,870           46,006
Texas Capital Bancshares*                                 4,642           97,482
Texas Regional Bancshares                                 3,070           92,438
TrustCo Bank Corp. (N.Y.)                                 1,260           14,477
Vintage Wine Trust, Inc.*                                 8,660           86,600
W Holding Co., Inc.                                       4,749           47,822
                                                                      ----------
                                                                       2,911,350
                                                                      ----------
HEALTHCARE (7.5%)
Able Laboratories, Inc*                                   2,350           55,131
Adolor Corporation*                                       2,023           20,068
Advanced Medical Optics, Inc.*                            2,938          106,385
Align Technology, Inc.*                                   4,010           25,022
Amsurg Corp.*                                             1,139           28,817
Amylin Pharmaceuticals, Inc.*                             1,681           29,401
Apria Healthcare Group, Inc.*                               986           31,651
Auxilium Pharmaceuticals, Inc.                            5,020           30,020
Bioenvision, Inc.*                                        4,150           23,863
CV Therapeutics, Inc.*                                    2,252           45,851
Caliper Life Sciences, Inc.*                              8,610           55,535
Centene Corporation*                                      3,712          111,323
Coventry Health Care*                                       371           25,280
Cubist Pharmaceuticals, Inc.*                             3,075           32,657
Dendreon Corp.*                                           3,895           21,228
GTC Biotherapeutics*                                     11,973           12,572
Genesis HealthCare Corp.*                                 1,080           46,321
Immunicon Corp.*                                          5,734           33,773
Inspire Pharmaceuticals, Inc.*                            2,590           21,134
Kensey Nash Corp.*                                        1,300           35,204
Par Pharmaceutical Cos., Inc.*                              764           25,548
Rigel Pharmaceuticals, Inc.*                              1,397           22,408
Telik, Inc.*                                              3,976           59,958
Transkarayotic Therapies, Inc.                            2,049           51,153
United Surgical Partners, Inc.                              953           43,619
Valeant Pharmaceuticals                                   1,336           30,087
Ventana Medical Systems, Inc.*                            2,732          102,341
VistaCare, Inc. Cl A*                                     1,600           32,544
Wright Medical Group, Inc.*                               2,794           67,056
                                                                      ----------
                                                                       1,225,950
                                                                      ----------
INDUSTRIAL (18.9%)
Apogee Enterprises, Inc.                                  8,080          115,382
Applied Industrial Tech., Inc.                            1,780           48,416
Audiovox Corp. Cl A*                                      9,830          125,234
Aviall, Inc.*                                             1,230           34,440
Benchmark Electronics*                                    4,448          141,580
Cal Dive International, Inc.*                             1,561           70,713
Champion Enterprises, Inc.*                              14,100          132,540
Ciber, Inc.*                                             11,326           82,340
Cymer, Inc.*                                              1,580           42,297
Digital River, Inc.*                                      1,507           46,958
Dycom Industries, Inc.*                                   2,720           62,533
ElkCorp                                                   2,100           80,766
Engineered Support Systems                                2,360          126,307
Gardner Denver Machinery*                                 2,450           96,800
General Cable Corp.*                                     13,690          165,238
Hydril Company*                                           1,294           75,583

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
INDUSTRIAL (Cont'd.)
Kennametal, Inc.                                          2,090           99,254
Kerzner International, Ltd.*                              1,175           71,945
Kirby Corp.*                                              2,513          105,621
Landstar System, Inc.*                                    3,538          115,870
Laureate Education, Inc.*                                 2,305           98,631
MKS Instruments, Inc.*                                    1,660           26,361
Mine Safety Appliances Co.                                1,862           72,134
Molecular Devices Corp.*                                  1,695           32,205
Mykrolis Corp.*                                           5,437           77,749
Noven Pharmaceuticals*                                    1,752           29,714
Optical Communication Product                               200              348
Penn National Gaming, Inc.*                               2,378           69,866
RailAmerica, Inc.*                                       12,710          158,621
Siligan Holdings, Inc.                                    2,710          176,096
Spherion Corp.*                                           7,790           58,347
TTM Technologies*                                         5,241           54,821
Trinity Industries                                        2,120           59,720
Triumph Group, Inc.*                                      1,590           61,915
USEC, Inc.                                                1,490           24,257
UTI Worldwide, Inc.*                                      1,660          115,287
Universal Forest Products                                 2,660          103,341
Us Home Systems, Inc.*                                    3,000           15,600
Woodhead Industries, Inc.                                   100            1,360
                                                                      ----------
                                                                       3,076,190
                                                                      ----------
TECHNOLOGY (13.9%)
ASE Test Limited*                                         7,959           40,432
Aeroflex, Inc.*                                           3,690           34,428
Angiotech Pharmaceuticals*                                1,709           26,233
Anixter International, Inc.                               2,310           83,507
Ask Jeeves, Inc.*                                         1,203           33,780
Avid Technology, Inc.*                                    1,503           81,342
Brocade Communication Sys.*                               5,289           31,311
CACI International*                                         527           29,106
CMG Information Services, Inc.                           14,961           30,670
Callwave, Inc.*                                           2,088           12,319
Cognex Corp                                                 936           23,288
Concord Communications, Inc.*                             3,170           32,080
Credence Systems Corp.*                                   3,244           25,660
Cypress Semiconductor Corp.*                              7,957          100,258
DRS Technologies. Inc*                                    2,570          109,225
DSP Group, Inc.*                                          1,358           34,982
Electronics For Imaging, Inc.*                            1,624           28,972
Embarcardero Technologies, Inc/                           7,296           48,081
Exelixis, Inc/*                                           2,620           17,764
F5 Networks, Inc.*                                          606           30,597
Gartner, Inc.*                                            2,467           23,609
Hyperion Solutions, Corp.*                                2,128           93,866
Infospace.Com, Inc.*                                        624           25,478
Integrated Device Tech., Inc.*                            6,177           74,309
Integrated Silicon Solution*                              5,117           34,284
Interdigital Comm. Corp.*                                 1,430           21,908
Kronos, Inc.*                                               646           33,017
Lecroy Corp.*                                             3,369           57,711
Lionbridge Technologies, Inc.*                            6,914           39,341
Macrovision Corp.*                                        1,259           28,693
Mentor Graphics Corp.*                                    2,614           35,812
Micrel, Inc.*                                             7,223           66,596
Micros Systems, Inc.*                                       824           30,249
On Semiconductor*                                        11,171           44,125
PalmSource, Inc.*                                         2,852           25,782

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
TECHNOLOGY (Cont'd.)
Parametric Technology Corp.*                             15,158           84,733
Perot Systems Corp. Cl A*                                 1,920           25,805
Powerwave Technologies. Inc.*                             5,700           44,118
RF Micro Devices*                                         5,418           28,282
RSA Security, Inc.*                                       1,364           21,619
RealNetworks, Inc.*                                       4,152           23,999
Silicon Image, Inc.*                                      3,637           36,588
Skyworks Solutions, Inc.*                                16,303          103,524
Synaptics, Inc.*                                          1,568           36,378
Titan Corp.*                                              2,016           36,611
Trimble Navigation, Ltd.*                                 1,113           37,631
Varian Semiconductor Equip.*                              1,110           42,191
Viasat, Inc.*                                             3,299           61,658
Websense, Inc.*                                           1,339           72,038
Wireless Facilities, Inc.*                                3,305           20,656
Xenogen Corporation*                                      4,930           25,340
aQuantive, Inc*                                           6,530           72,287
                                                                      ----------
                                                                       2,262,273
                                                                      ----------
TELECOMMUNICATIONS (1.1%)
CT Communications, Inc.                                   2,220           23,377
Ivillage, Inc*                                            6,594           40,157
SpectraLink Corporation                                   5,303           74,878
Surewest Communications                                     790           18,217
Valor Communications Group                                1,920           27,782
                                                                      ----------
                                                                         184,411
                                                                      ----------
UTILITIES (3.0%)
Avista Corp.                                              2,180           38,150
Energen Corp.                                             1,520          101,232
PNM Resources, Inc.                                       5,255          140,203
Southwestern Energy Co.*                                  2,046          116,130
Westar Energy, Inc.                                       4,550           98,463
                                                                      ----------
                                                                         494,178
                                                                      ----------

TOTAL COMMON STOCKS
  (Cost: $14,218,558) 94.8%                                           15,456,718
                                                                      ----------

----------
*     Non income producing security.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                      Face
SHORT-TERM DEBT SECURITIES:                                 Rate(%)           Maturity              Amount($)              Value($)
                                                            -------           --------              ---------            -----------
COMMERCIAL PAPER (5.2%)
Abbott Laboratories                                          2.78             04/01/05                430,000                430,000
Gillette Company                                             2.80             04/01/05                420,000                420,000
                                                                                                                         -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $850,000) 5.2%                                                                       850,000
                                                                                                                         -----------

TOTAL INVESTMENTS (Cost: $15,068,558) 100.0%                                                                             $16,306,718
                                                                                                                         ===========

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Aggressive Equity Index Fund are:

Unrealized Appreciation             $  2,331,817
Unrealized Depreciation               (1,108,307)
                                    ------------
Net                                 $  1,223,510
                                    ============

Cost of Investments                 $ 15,083,208
                                    ============

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                Rating*             Rate(%)     Maturity        Amount($)        Value($)
                                                          -------             -------     --------        ---------       ----------
U.S. GOVERNMENT (4.8%)
U.S. Treasury Note                                          AAA                3.00       11/15/07          700,000          684,797
U.S. Treasury Note                                          AAA                4.63       05/15/06          500,000          505,996
U.S. Treasury Strip                                         AAA                0.00       02/15/17        2,500,000        1,418,610
                                                                                                                          ----------
                                                                                                                           2,609,403
                                                                                                                          ----------
U.S. GOVERNMENTAGENCIES (61.0%)
MORTGAGE-BACKED OBLIGATIONS (41.9%)
FHLMC                                                       AAA                8.00       07/15/06           10,342           10,329
FHLMC                                                       AAA                5.00       06/15/17          500,000          501,311
FHLMC                                                       AAA                4.00       10/15/26          750,000          728,358
FNMA                                                        AAA                8.00       03/01/31           23,561           25,366
FNMA                                                        AAA                7.50       06/01/31           21,182           22,667
FNMA                                                        AAA                7.00       09/01/31           27,859           29,393
FNMA                                                        AAA                7.00       11/01/31           72,287           76,267
FNMA                                                        AAA                7.50       02/01/32           70,965           75,919
FNMA                                                        AAA                7.00       04/01/32          106,543          112,375
FNMA                                                        AAA                6.00       04/01/32          104,601          107,055
FNMA                                                        AAA                6.00       04/01/32           66,160           67,712
FNMA                                                        AAA                7.50       04/01/32           31,630           33,808
FNMA                                                        AAA                8.00       04/01/32           30,510           32,837
FNMA                                                        AAA                8.00       04/01/32            9,290            9,995
FNMA                                                        AAA                6.50       05/01/32          101,029          105,040
FNMA                                                        AAA                6.50       05/01/32           90,071           93,646
FNMA                                                        AAA                6.00       05/01/32           88,329           90,401
FNMA                                                        AAA                7.50       06/01/32           26,238           28,045
FNMA                                                        AAA                7.00       06/01/32           18,910           19,945
FNMA                                                        AAA                6.50       07/01/32          179,897          187,038
FNMA                                                        AAA                6.00       05/01/33          536,779          548,812
FNMA                                                        AAA                5.00       06/01/33          631,804          619,484
FNMA                                                        AAA                5.50       07/01/33          439,695          441,151
FNMA                                                        AAA                5.50       09/01/33          249,590          250,416
FNMA                                                        AAA                5.50       10/01/33          589,931          591,885
FNMA                                                        AAA                5.00       11/01/33          757,374          742,605
FNMA                                                        AAA                5.50       03/01/34          228,361          229,117
FNMA                                                        AAA                5.00       03/01/34          224,934          220,547
FNMA                                                        AAA                5.50       03/01/34          135,677          136,127
FNMA                                                        AAA                5.00       04/01/34          186,203          182,167
FNMA                                                        AAA                5.00       04/01/34          290,415          284,121
FNMA                                                        AAA                4.50       05/01/34          208,487          197,952
FNMA                                                        AAA                4.50       06/01/34          350,464          332,756
FNMA                                                        AAA                5.50       07/01/34          390,778          391,612
FNMA                                                        AAA                6.50       07/01/34          358,948          372,672
FNMA                                                        AAA                5.50       09/01/34        1,364,183        1,367,096
FNMA                                                        AAA                6.00       09/01/34          673,239          688,321
FNMA                                                        AAA                6.50       09/01/34          272,139          282,543
FNMA                                                        AAA                5.50       09/01/34        1,228,678        1,231,301
FNMA                                                        AAA                5.50       09/01/34          335,179          335,895
FNMA                                                        AAA                6.00       10/01/34          711,040          726,969
FNMA                                                        AAA                5.50       10/01/34          219,976          220,446
FNMA                                                        AAA                6.00       11/01/34          471,567          482,131
FNMA                                                        AAA                5.50       02/01/35          299,656          300,295
FNMA                                                        AAA                5.50       02/01/35          296,778          297,431
FNMA                                                        AAA                7.00       10/25/07           71,536           71,953
FNMA                                                        AAA                4.20       12/26/13        2,000,000        1,983,802
FNMA                                                        AAA                5.00       10/25/15          375,000          376,769

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                Rating*             Rate(%)     Maturity        Amount($)        Value($)
                                                          -------             -------     --------        ---------       ----------
U.S. GOVERNMENTAGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                                        AAA                6.50       09/01/16           28,310           29,570
FNMA                                                        AAA                6.50       03/01/17           44,857           46,854
FNMA                                                        AAA                5.50       04/01/17           29,812           30,410
FNMA                                                        AAA                5.50       05/01/17           39,014           39,798
FNMA                                                        AAA                6.50       05/01/17           24,014           25,084
FNMA                                                        AAA                6.50       06/01/17          123,624          129,130
FNMA                                                        AAA                5.50       06/01/17           59,107           60,294
FNMA                                                        AAA                5.00       04/01/18          543,565          543,861
FNMA                                                        AAA                4.50       05/01/18          304,608          298,377
FNMA                                                        AAA                5.00       09/01/18          238,867          238,998
FNMA                                                        AAA                4.50       12/01/18          244,478          239,477
FNMA                                                        AAA                4.50       02/01/19          134,875          131,987
FNMA                                                        AAA                4.00       05/01/19          410,283          393,007
FNMA                                                        AAA                4.50       05/01/19          370,621          362,685
FNMA                                                        AAA                4.50       06/01/19          746,417          730,434
FNMA                                                        AAA                5.50       09/01/19          183,614          187,248
GNMA (2)                                                    AAA                6.50       04/15/31           10,221           10,688
GNMA (2)                                                    AAA                7.00       05/15/31           36,602           38,700
GNMA (2)                                                    AAA                7.00       09/15/31           17,603           18,612
GNMA (2)                                                    AAA                7.00       09/15/31            2,346            2,480
GNMA (2)                                                    AAA                6.50       10/15/31           53,883           56,347
GNMA (2)                                                    AAA                6.50       12/15/31           17,287           18,077
GNMA (2)                                                    AAA                6.00       03/01/32          127,713          130,709
GNMA (2)                                                    AAA                6.50       04/01/32           94,806           98,569
GNMA (2)                                                    AAA                6.50       05/15/32           18,274           19,110
GNMA (2)                                                    AAA                7.00       05/15/32           14,852           15,703
GNMA (2)                                                    AAA                5.50       04/01/35          430,000          430,945
GNMA (2)                                                    AAA                5.50       05/01/17           30,728           31,345
GNMA (2)                                                    AAA                6.27       10/16/27        2,000,000        2,141,222
                                                                                                                          ----------
                                                                                                                          22,763,604
                                                                                                                          ----------
NON-MORTGAGE-BACKED OBLIGATION (19.1%)
FFCB                                                        AAA                2.88       06/29/06          500,000          494,271
FHLB                                                        AAA                2.88       09/15/06        1,550,000        1,529,215
FHLMC                                                       AAA                5.20       03/05/19        3,000,000        2,960,343
FNMA                                                        AAA                4.25       07/15/07        1,000,000        1,003,333
FNMA                                                        AAA                3.25       01/15/08        3,000,000        2,925,267
FNMA                                                        AAA                3.25       02/15/09        1,500,000        1,440,533
                                                                                                                          ----------
                                                                                                                          10,352,962
                                                                                                                          ----------
BASIC MATERIALS (3.2%)
Cytec Industries, Inc.                                      BBB-               6.85       05/11/05          500,000          501,175
International Paper Co.                                     BBB                4.25       01/15/09          250,000          246,605
Monsanto Co.                                                A-                 4.00       05/15/08          250,000          246,099
PolyOne Corp.                                               B+                 7.50       12/15/15          250,000          241,250
Praxair, Inc.                                               A-                 6.90       11/01/06          500,000          522,913
                                                                                                                          ----------
                                                                                                                           1,758,042
                                                                                                                          ----------
CONSUMER, CYCLICAL (5.0%)
Caterpillar Fin. Svc                                        A                  2.63       01/30/07          250,000          243,474
Coors Brewing Co.                                           BBB                6.38       05/15/12          250,000          268,625
Cox Communications, Inc. Cl A                               BBB-               3.88       10/01/08          250,000          241,395
Daimlerchrysler                                             BBB                4.05       06/04/08          100,000           97,114
Dow Jones & Co., Inc.                                       A-                 3.88       02/15/08          100,000           98,856
Fruit of the Loom, Inc. (1)                                 NR                 7.00       03/15/11          133,583           12,505
Fruit of the Loom, Inc. (1)                                 NR                 7.38       11/15/23           73,277                7
Kellwood, Co.                                               BBB-               7.88       07/15/09          250,000          270,717
May Department Stores Co.                                   BBB                4.80       07/15/09          250,000          248,469
Newell Rubbermaid                                           BBB+               4.63       12/15/09          500,000          493,645
Quebecor World Cap Corp.                                    BBB-               4.88       11/15/08          250,000          247,942
Stanley Works                                               A                  3.50       11/01/07          250,000          245,033

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                Rating*             Rate(%)     Maturity        Amount($)        Value($)
                                                          -------             -------     --------        ---------       ----------
CONSUMER, CYCLICAL (Cont'd.)
Target Corp.                                                A+                 5.38       06/15/09          250,000          257,935
                                                                                                                          ----------
                                                                                                                           2,725,717
                                                                                                                          ----------
CONSUMER, NON-CYCLICAL (2.3%)
Coca-Cola Enterprises, Inc.                                 A                  2.50       09/15/06          250,000          244,446
General Mills, Inc.                                         BBB+               2.63       10/24/06          250,000          244,353
Kellogg Co.                                                 BBB+               2.88       06/01/08          250,000          238,204
Safeway, Inc.                                               BBB                2.50       11/01/05          250,000          247,975
Wal-Mart Stores, Inc.                                       AA                 6.88       08/10/09          250,000          272,351
                                                                                                                          ----------
                                                                                                                           1,247,329
                                                                                                                          ----------
ENERGY (0.9%)
Anadarko Petroleum Corp.                                    BBB+               3.25       05/01/08          250,000          241,262
Ocean Energy, Inc.                                          BBB                4.38       10/01/07          250,000          249,428
                                                                                                                          ----------
                                                                                                                             490,690
                                                                                                                          ----------
FINANCIAL (15.0%)
American Honda Finance                                      A+                 3.85       11/06/08          250,000          244,373
American Express Credit Corp.                               A+                 3.00       05/16/08          250,000          239,521
Berkshire Hathaway Financial                                AAA                4.20       12/15/10          250,000          242,785
Brandywine Realty Trust                                     BBB-               4.50       11/01/09          250,000          242,839
CIT Group Hldgs., Inc.                                      A                  2.88       09/29/06          250,000          245,494
CenterPoint PPTS                                            BBB                5.25       07/15/11          250,000          248,742
Deere Capital Corp.                                         A-                 3.90       01/15/08          500,000          492,509
First Horizon Mtge. Trust                                   AAA                5.00       06/25/33          885,651          887,568
First Tennessee Natl. Corp.                                 BBB+               4.50       05/15/13          500,000          472,462
FleetBoston Financial Group                                 AA-                3.85       02/15/08          250,000          246,051
Ford Motor Credit Co.                                       BBB-               7.38       10/28/09          250,000          251,093
GE Capital Corp.                                            AAA                5.45       01/15/13          500,000          513,596
General Motors Accep. Corp.                                 BBB-               0.00       12/01/12          500,000          250,298
Goldman Sachs Group, Inc.                                   A+                 3.88       01/15/09          250,000          243,468
Lehman Brothers Holdings, Inc.                              A                  4.00       01/22/08          250,000          246,754
Markel Corporation                                          BBB-               6.80       02/15/13          150,000          160,854
Markel Corporation                                          BBB-               7.00       05/15/08          100,000          106,337
Nationwide Health Properties                                BBB-               7.90       11/20/06          500,000          521,344
Natl Rural Utils. Coop. Fin. Corp.                          A+                 3.88       02/15/08          250,000          246,161
Northern Trust Co.                                          AA-                2.88       12/15/06          250,000          246,007
Roslyn Bancorp, Inc.                                        BBB-               7.50       12/01/08          250,000          271,471
SLM Corp.                                                   A                  4.00       01/15/09          250,000          244,552
Shurgard Storage Centers, Inc.                              BBB                7.75       02/22/11          250,000          278,319
Textron Finance Corp.                                       A-                 2.69       10/03/06          250,000          244,445
US Bank NA                                                  AA-                2.85       11/15/06          250,000          245,359
Union Planters Bank                                         A+                 5.13       06/15/07          250,000          254,035
Wells Fargo & Company                                       AA-                3.50       04/04/08          250,000          243,404
                                                                                                                          ----------
                                                                                                                           8,129,841
                                                                                                                          ----------
HEALTHCARE (1.4%)
Baxter International, Inc.                                  A-                 5.25       05/01/07          250,000          253,291
UnitedHealth Group Inc.                                     A                  3.38       08/15/07          250,000          244,812
Wyeth                                                       A                  5.50       03/15/13          250,000          254,130
                                                                                                                          ----------
                                                                                                                             752,233
                                                                                                                          ----------
INDUSTRIAL (1.7%)
Deluxe Corp.                                                BBB+               3.50       10/01/07          250,000          243,543
Seariver Maritime                                           AAA                0.00       09/01/12        1,000,000          703,490
                                                                                                                          ----------
                                                                                                                             947,033
                                                                                                                          ----------
TELECOMMUNICATIONS (0.5%)
Verizon Global                                              A+                 4.00       01/15/08          250,000          246,878
                                                                                                                          ----------


TOTAL LONG-TERM DEBT SECURITIES (Cost: $52,986,396) 95.8%                                                                 52,023,732
                                                                                                                          ----------

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                      Face
SHORT-TERM DEBT SECURITIES:                                 Rate(%)           Maturity              Amount($)              Value($)
                                                            -------           --------              ---------            -----------
COMMERCIAL PAPER (4.2%)
Abbott Laboratories                                          2.78             04/01/05                925,000                925,000
SLM Corp.                                                    2.78             04/04/05              1,355,000              1,354,686
                                                                                                                         -----------
                                                                                                                           2,279,686
                                                                                                                         -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,279,686) 4.2%                                                                   2,279,686
                                                                                                                         -----------

TOTAL INVESTMENTS (Cost: $55,266,082) 100.0%                                                                             $54,303,418
                                                                                                                         ===========

----------
Abbreviations: FFCB = Federal Farm Credit Bank
               FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association
               NR = Issue not rated by S&P/Moody's

(1) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(2)   U. S. Government guaranteed security.

      The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of March 31, 2005 is 0.5%.

*     Ratings as per Standard & Poor's Corporation.

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Bond Fund are:

Unrealized Appreciation             $    218,655
Unrealized Depreciation               (1,181,319)
                                    ------------
Net                                 $   (962,664)
                                    ============

Cost of Investments                 $ 55,266,082
                                    ============

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                            Face
SHORT-TERM DEBT SECURITIES:                               Rating*             Rate(%)     Maturity        Amount($)        Value($)
                                                          -------             -------     --------        ---------       ----------
U.S. GOVERNMENT AGENCIES
DISCOUNT NOTES (66.8%)
FHLB                                                        AAA                2.78       05/06/05        1,246,000        1,242,630
FHLB                                                        AAA                2.80       05/11/05          500,000          498,443
FHLMC                                                       AAA                2.90       04/12/05          227,000          226,799
FHLMC                                                       AAA                2.77       05/03/05          300,000          299,261
FHLMC                                                       AAA                2.78       05/04/05          826,000          823,894
FHLMC                                                       AAA                2.81       05/10/05        7,285,000        7,263,191
FHLMC                                                       AAA                2.85       05/10/05          500,000          498,482
FNMA                                                        AAA                2.51       04/01/05       15,000,000       14,999,997
FNMA                                                        AAA                2.53       04/01/05        1,000,000        1,000,000
FNMA                                                        AAA                2.75       04/13/05        4,735,000        4,730,657
FNMA                                                        AAA                2.75       05/02/05        3,000,000        2,992,888
FNMA                                                        AAA                2.78       05/04/05          600,000          598,471
FNMA                                                        AAA                2.83       05/11/05        3,500,000        3,488,987
FNMA                                                        AAA                2.79       05/11/05        1,500,000        1,495,345
                                                                                                                         -----------
                                                                                                                          40,159,045
                                                                                                                         -----------

COMMERCIAL PAPER (33.2%)
7-Eleven Inc.                                               A1+/P1             2.75       04/01/05          700,000          700,000
Abbott Laboratories                                         A1+/P1             2.76       04/28/05        1,032,000        1,029,863
American Express Credit Corp.                               A1/P1              2.77       05/09/05        1,582,000        1,577,372
Coco-Cola Enterprise                                        A1/P1              2.75       04/25/05        1,700,000        1,696,881
Coca Cola                                                   A1/P1              2.82       04/11/05        1,500,000        1,498,825
Coca Cola                                                   A1/P1              2.77       05/02/05          100,000           99,761
General Electric Capital Corp.                              A1+/P1             2.78       05/03/05        1,700,000        1,695,796
Medtronic, Inc.                                             A1+/P1             2.80       04/01/05          474,000          474,000
NetJets, Inc.                                               A1+/P1             2.77       04/26/05        1,700,000        1,696,728
National Rural Utilities                                    A1/P1              2.78       04/22/05        1,710,000        1,707,225
Procter & Gamble Co.                                        A1+/P1             2.76       04/19/05        1,500,000        1,497,929
Pfizer, Inc.                                                A1+/P1             2.80       05/11/05        1,400,000        1,395,642
Pfizer, Inc.                                                A1+/P1             2.85       05/11/05          300,000          299,049
SLM Corp                                                    A1/P1              2.78       04/05/05        1,131,000        1,130,651
SLM Corp                                                    A1/P1              2.77       04/05/05          620,000          619,809
Sherwin-Williams                                            A1/P1              2.82       05/05/05          750,000          748,002
Sherwin-Williams                                            A1/P1              2.79       05/02/05          500,000          498,798
Sherwin-Williams                                            A1/P1              2.80       04/25/05          320,000          319,402
XTRA, Inc.                                                  A1+/P1             2.77       04/08/05          700,000          699,623
XTRA, Inc.                                                  A1+/P1             2.76       04/07/05          561,000          560,742
                                                                                                                         -----------
                                                                                                                          19,946,098
                                                                                                                         -----------

TOTAL INVESTMENTS (Cost: $60,105,143) 100.0%                                                                             $60,105,143
                                                                                                                         ===========

----------
Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

*     Ratings as per Standard & Poor's Corporation.

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Money Market Fund are:

Unrealized Appreciation             $          0
Unrealized Depreciation                        0
                                    ------------
Net                                 $          0
                                    ============

Cost of Investments                 $ 60,105,143
                                    ============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

      (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      Attached hereto.

      Exhibit 99 Certifications by the registrant's principal executive officer and principal financial officer, pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Mutual of America Institutional Funds, Inc.

By:   /s/ JOHN R. GREED
      ----------------------------------------------
      John R. Greed
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Institutional Funds, Inc.

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ JOHN R. GREED
      ----------------------------------------------
      John R. Greed
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Institutional Funds, Inc.

Date: May 23, 2005

By:   /s/ MANFRED ALTSTADT
      ----------------------------------------------
      Manfred Altstadt
      Senior Executive Vice President,
      Chief Financial Officer and Treasurer of
      Mutual of America Institutional Funds, Inc.

Date: May 23, 2005